UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21862

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Columbia Retirement Portfolios

> Columbia Retirement 2005 Portfolio

> Columbia Retirement 2010 Portfolio

> Columbia Retirement 2015 Portfolio

> Columbia Retirement 2020 Portfolio

> Columbia Retirement 2025 Portfolio

> Columbia Retirement 2030 Portfolio

> Columbia Retirement 2035 Portfolio

> Columbia Retirement 2040 Portfolio

Semiannual Report for the Period Ended April 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

On May 3, 2010, Ameriprise Financial, Inc. announced that it had completed the acquisition of the long-term asset management business of Columbia Management from Bank of America. This includes the business of managing its equity and fixed-income mutual funds. Ameriprise Financial has combined its current U.S. asset management business, RiverSource Investments, LLC, with Columbia Management. This transaction puts together two leading asset management firms to create one entity that ranks as the eighth largest manager of long-term mutual fund assets in the United States.1 This combined business will operate under the well-regarded Columbia Management brand, where we will build on the strengths of our combined investment capabilities and talent, our broad and diversified product lineup and exceptional service.

Our combined business has a new breadth and depth of investment choices. William “Ted” Truscott, CEO, U.S. asset management and president of annuities for Ameriprise Financial, leads the combined U.S. asset management business. Michael Jones serves as president, U.S. asset management. Colin Moore continues to serve as chief investment officer. I am also continuing in my role as head of mutual funds, responsible for the delivery of mutual fund products and services to investors. The Columbia funds’ advisers, distributor and transfer agent are now subsidiaries of our parent company, Ameriprise Financial but operate under the Columbia Management name. You will begin to see these names used in communications and statements going forward.

Service provider name
Advisers	Columbia Management Investment Advisers, LLC Columbia Wanger Asset Management, LLC
Distributor	Columbia Management Investment Distributors, Inc.
Transfer Agent	Columbia Management Investment Services Corp.

As a valued investor in Columbia funds, please know that our goal is to ensure a smooth transition and provide the highest quality products and services. Transition teams across the organization continue their efforts to build on best practices from both legacy organizations with integration efforts including rebranding, vendor and system consolidations and client communications. Additionally, we want to assure you that the funds’ portfolio managers also continue to focus on providing uninterrupted service to all fund shareholders.

Although we have a lot of work ahead of us in 2010, Columbia Management and Ameriprise Financial are excited about the opportunities for our combined organization. I share this optimism and believe it positions us as a best-in-class asset management business with the ability to deliver more for our clients than ever before.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

[1]	Source: Ameriprise Financial, Inc., based on March 31, 2010 data from the Investment Company Institute

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the portfolios, visit columbiamanagement.com. Read the prospectus carefully before investing.

Securities products offered through Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA. Advisory services provided by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Portfolio Profile – Columbia Retirement Portfolios

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

For the six-month period that ended April 30, 2010, all eight Columbia Retirement portfolios generated strong results. The portfolios’ equity benchmark, the S&P 500 Index,1 returned 15.66%. Their fixed-income benchmark, the Barclays Capital Aggregate Bond Index,2 returned 2.54%. Each of the eight portfolios outperformed the average return of its respective Lipper group classification. 3

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Columbia Retirement 2005 Portfolio Class A shares returned 8.91%. Class Z shares returned 9.14%. The average return of the portfolio’s peer group, the Lipper Mixed-Asset Target 2010 Funds Classification, was 8.30%

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Columbia Retirement 2010 Portfolio Class A shares returned 10.49%. Class Z shares returned 10.61%. The average return of the portfolio’s peer group, the Lipper Mixed-Asset Target 2010 Funds Classification, was 8.30%

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Columbia Retirement 2015 Portfolio Class A shares returned 10.92%. Class Z shares returned 11.04%. The average return of the portfolio’s peer group, the Lipper Mixed-Asset Target 2015 Funds Classification, was 9.42%.

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Columbia Retirement 2020 Portfolio Class A shares returned 11.51%. Class Z shares returned 11.74%. The average return of the portfolio’s peer group, the Lipper Mixed-Asset Target 2020 Funds Classification, was 9.79%.

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Columbia Retirement 2025 Portfolio Class A shares returned 12.26%. Class Z shares returned 12.35%. The average return of the portfolio’s peer group, the Lipper Mixed-Asset Target 2025 Funds Classification, was 11.97%.

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Columbia Retirement 2030 Portfolio Class A shares returned 12.84%. Class Z shares returned 12.96%. The average return of the portfolio’s peer group, the Lipper Mixed-Asset Target 2030 Funds Classification, was 11.78%.

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Columbia Retirement 2035 Portfolio Class A shares returned 13.34%. Class Z shares returned 13.56%. The average return of the portfolio’s peer group, the Lipper Mixed-Asset Target 2035 Funds Classification, was 13.19%.

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Columbia Retirement 2040 Portfolio Class A shares returned 14.14%. Class Z shares returned 14.27%. The average return of the portfolio’s peer group, the Lipper Mixed-Asset Target 2040 Funds Classification, was 12.72%.

Good tactical asset allocation moves plus strong performance from several of the underlying funds that the portfolios invest in aided performance. Generally speaking, each portfolio is structured to become more conservative over time, both before and after it reaches its target retirement date. Changes in this regard are made gradually. In addition, the portfolio management team may adjust allocations to reflect its assessment of market conditions.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement Portfolios

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As the economy improved, investors became more willing to take on risk for potentially higher rewards. In this environment, stocks outperformed bonds during the period, with higher-risk sectors, including small- and mid-cap stocks, posting the strongest gains. As a result, a decision to increase equity exposure in most of the portfolios (the 2005 and 2015 portfolios were the exceptions) aided performance. Diversification within equities also figured into the portfolios’ results, with particularly strong gains from small- and mid-cap stock allocations. International stocks produced only modest returns, amid concerns related to a slowdown in China’s economy, sovereign debt issues in Europe and the eventual unwinding of fiscal stimulus measures by central banks worldwide. Against this backdrop, our decision to reduce international stock exposure and increase large-cap U.S. stock exposure was helpful. Within fixed income, the best performers were high-yield bonds, which are not included in the Barclays index. High yield returned 11.53%, as measured by the Credit Suisse First Boston (CSFB) High Yield Index.[4] A decision to establish a high yield position in each portfolio also aided returns.

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Certain underlying funds did better than their respective benchmarks and further benefited performance. Most noteworthy was Columbia Total Return Bond Fund. In addition, Columbia Short Term Bond Fund (in the 2005 and 2010 portfolios), Columbia Marsico Focused Equities Fund and Columbia Mid Cap Growth Fund edged out their respective benchmarks. Columbia High Income Fund and Columbia Large Cap Value Fund generated strong positive returns but lagged their respective benchmarks.

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After a strong run this past year, both stocks and bonds appear to be fairly valued relative to their earning potential, suggesting that the market is unlikely to see a repeat of 2009’s outsized gains. While we expect to see a gradual economic recovery and tame inflation, we remain concerned about the impact of Europe’s debt crisis, China’s economic slowdown and the eventual withdrawal of fiscal stimulus spending. With these concerns in mind, we began to dial down the risk exposure of the portfolios by trimming equity positions late in the period.

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolios since 2006. Prior to joining the portfolios’ current advisor in May 2010, she was associated with the portfolios’ previous advisor or its predecessors since 2002.

Colin Moore has co-managed the portfolios since 2009. Prior to joining the portfolios’ current advisor in May 2010, he was associated with the portfolios’ previous advisor or its predecessors since 2002.

Kent M. Peterson, PhD has co-managed the portfolios since 2009. Prior to joining the portfolios’ current advisor in May 2010, he was associated with the portfolios’ previous advisor or its predecessors since 2006.

[4]

The Credit Suisse First Boston (CSFB) High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement Portfolios

Marie M. Schofield, CFA has co-managed the portfolios since 2009. Prior to joining the portfolios’ current advisor in May 2010, she was associated with the portfolios’ previous advisor or its predecessors since 1990.

Effective May 1, 2010, Kent M. Bergene and David Joy will also co-manage the portfolios.

Effective May 1, 2010, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., became the investment advisor to the portfolios and changed its name to Columbia Management Investment Advisers, LLC. Please see the portfolios’ prospectus, as supplemented, for more information regarding the change in investment advisor and certain other changes.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. The outlook for a portfolio may differ from that presented for other Columbia Funds.

The Columbia Retirement Portfolios are “funds of funds” that seek the highest total return over time by investing in underlying Columbia Funds and other securities and instruments consistent with a capital growth to capital preservation asset mix strategy. The adviser continuously monitors the portfolios’ allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year (which is the year referenced in the name of the Portfolio), each portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds. After 15 years beyond its retirement year, each portfolio will have a fairly static allocation to several asset classes.

This reflects a strategy that focuses primarily on capital appreciation, consistent with a reasonable amount of risk, prior to the Retirement Year and the early years after the Retirement Year and primarily on capital preservation thereafter. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated retirement year. The retirement year of any portfolio is not intended to represent the retirement year of any specific investor.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market

Portfolio Profile (continued) – Columbia Retirement Portfolios fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other risks associated with future political and economic developments. Investing in fixed-income securities involves certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk bonds”) offer the potential for high current income and attractive total return, but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/10 ($)
Class A	12,354
Class C	12,001
Class R	12,232
Class Z	12,489

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2005 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 04/30/10 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	8.91	8.53	8.78	9.14
1-year	26.30	25.37	26.05	26.67
Life	5.55	4.77	5.28	5.84

Average annual total return as of 03/31/10 (%)

Share class	A	C	R	Z
6-month (cumulative)	6.60	6.12	6.48	6.73
1-year	33.29	32.15	32.86	33.54
Life	5.33	4.54	5.06	5.60

Summary

6-month (cumulative) return as of 04/30/10

+8.91% Class A Shares

+9.14% Class Z Shares

+15.66% S&P 500 Index

+2.54% Barclays Capital Aggregate Bond Index

Annual operating expense ratio (%)*
Class A	20.52
Class C	21.27
Class R	20.77
Class Z	20.27
Annual operating expense ratio after contractual waivers (%)*
Class A	1.02
Class C	1.77
Class R	1.27
Class Z	0.77
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/29/20. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share
as of 04/30/10 ($)
Class A	10.54
Class C	10.52
Class R	10.53
Class Z	10.56
Distributions declared per share

11/01/09 – 04/30/10 ($)
Class A	0.28
Class C	0.22
Class R	0.26
Class Z	0.31

Columbia Retirement 2005 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2005 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/09 – 04/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,089.10	1,023.06	1.81	1.76	0.35
Class C	1,000.00	1,000.00	1,085.30	1,019.34	5.69	5.51	1.10
Class R	1,000.00	1,000.00	1,087.80	1,021.82	3.11	3.01	0.60
Class Z	1,000.00	1,000.00	1,091.40	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2005 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Performance Information – Columbia Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/10 ($)
Class A	12,301
Class C	11,949
Class R	12,179
Class Z	12,425

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2010 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 04/30/10 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	10.49	10.00	10.36	10.61
1-year	29.42	28.48	29.17	29.82
Life	5.43	4.65	5.16	5.70

Average annual total return as of 03/31/10 (%)

Share class	A	C	R	Z
6-month (cumulative)	7.65	7.17	7.53	7.78
1-year	37.46	36.30	37.03	37.76
Life	5.17	4.37	4.89	5.42

Summary

6-month (cumulative) return as of 04/30/10

+10.49% Class A shares
+10.61% Class Z shares
+15.66% S&P 500 Index
+2.54% Barclays Capital Aggregate Bond Index

Annual operating expense ratio (%)*
Class A	17.81
Class C	18.56
Class R	18.06
Class Z	17.56
Annual operating expense ratio after contractual waivers (%)*
Class A	1.04
Class C	1.79
Class R	1.29
Class Z	0.79

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/29/20. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share
as of 04/30/10 ($)
Class A	10.78
Class C	10.76
Class R	10.77
Class Z	10.79
Distributions declared per share
11/01/09 – 04/30/10 ($)
Class A	0.23
Class C	0.17
Class R	0.21
Class Z	0.26

Columbia Retirement 2010 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2010 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/09 – 04/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,104.90	1,023.06	1.83	1.76	0.35
Class C	1,000.00	1,000.00	1,100.00	1,019.34	5.73	5.51	1.10
Class R	1,000.00	1,000.00	1,103.60	1,021.82	3.13	3.01	0.60
Class Z	1,000.00	1,000.00	1,106.10	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2010 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Performance Information – Columbia Retirement 2015 Portfolio

Summary

6-month (cumulative) return as of 04/30/10

+10.92% Class A shares
+11.04% Class Z shares
+15.66% S&P 500 Index
+2.54% Barclays Capital Aggregate Bond Index

Annual operating expense ratio (%)*
Class A	13.28
Class C	14.03
Class R	13.53
Class Z	13.03
Annual operating expense ratio after contractual waivers (%)*
Class A	1.05
Class C	1.80
Class R	1.30
Class Z	0.80

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/29/20. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share
as of 04/30/10 ($)
Class A	9.63
Class C	9.62
Class R	9.61
Class Z	9.63
Distributions declared per share
11/01/09 – 04/30/10 ($)
Class A	0.22
Class C	0.16
Class R	0.20
Class Z	0.24

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/10 ($)
Class A	11,433
Class C	11,111
Class R	11,305
Class Z	11,537

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2015 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 04/30/10 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	10.92	10.58	10.70	11.04
1-year	30.09	29.28	29.71	30.38
Life	3.48	2.73	3.18	3.72

Average annual total return as of 03/31/10 (%)

Share class	A	C	R	Z
6-month (cumulative)	7.73	7.28	7.63	7.85
1-year	38.62	37.58	38.18	38.93
Life	3.16	2.39	2.89	3.41

Columbia Retirement 2015 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2015 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/09 – 04/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,109.20	1,023.06	1.83	1.76	0.35
Class C	1,000.00	1,000.00	1,105.80	1,019.34	5.74	5.51	1.10
Class R	1,000.00	1,000.00	1,107.00	1,021.82	3.13	3.01	0.60
Class Z	1,000.00	1,000.00	1,110.40	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2015 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Performance Information – Columbia Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/10 ($)
Class A	12,130
Class C	11,791
Class R	12,020
Class Z	12,253

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2020 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 04/30/10 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	11.51	11.15	11.39	11.74
1-year	31.33	30.51	31.04	31.74
Life	5.06	4.30	4.81	5.33

Average annual total return as of 03/31/10 (%)

Share class	A	C	R	Z
6-month (cumulative)	8.02	7.76	8.01	8.25
1-year	40.71	39.99	40.60	41.34
Life	4.75	4.00	4.50	5.03

Summary

6-month (cumulative) return as of 04/30/10

+11.51% Class A shares
+11.74% Class Z shares
+15.66% S&P 500 Index
+2.54% Barclays Capital Aggregate Bond Index

Annual operating expense ratio (%)*

Class A	9.70
Class C	10.45
Class R	9.95
Class Z	9.45
Annual operating expense ratio after contractual waivers (%)*

Class A	1.06
Class C	1.81
Class R	1.31
Class Z	0.81

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/29/20. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share
as of 04/30/10 ($)
Class A	10.53
Class C	10.52
Class R	10.53
Class Z	10.54
Distributions declared per share
11/01/09 – 04/30/10 ($)
Class A	0.18
Class C	0.11
Class R	0.15
Class Z	0.20

Columbia Retirement 2020 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2020 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/09 – 04/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,115.10	1,023.06	1.84	1.76	0.35
Class C	1,000.00	1,000.00	1,111.50	1,019.34	5.76	5.51	1.10
Class R	1,000.00	1,000.00	1,113.90	1,021.82	3.14	3.01	0.60
Class Z	1,000.00	1,000.00	1,117.40	1,024.30	0.52	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Columbia Retirement 2020 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Performance Information – Columbia Retirement 2025 Portfolio

Summary

6-month (cumulative) return as of 04/30/10

+12.26% Class A shares
+12.35% Class Z shares
+15.66% S&P 500 Index
+2.54% Barclays Capital Aggregate Bond Index

Annual operating expense ratio (%)*
Class A	9.75
Class C	10.50
Class R	10.00
Class Z	9.50
Annual operating expense ratio after contractual waivers (%)*
Class A	1.08
Class C	1.83
Class R	1.33
Class Z	0.83

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/29/20. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share
as of 04/30/10 ($)
Class A	8.44
Class C	8.43
Class R	8.43
Class Z	8.44
Distributions declared per share
11/01/09 – 04/30/10 ($)
Class A	0.17
Class C	0.12
Class R	0.15
Class Z	0.19

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/10 ($)
Class A	10,920
Class C	10,609
Class R	10,808
Class Z	11,024

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2025 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 04/30/10 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	12.26	11.84	12.03	12.35
1-year	32.64	31.62	32.19	32.92
Life	2.27	1.52	2.00	2.52

Average annual total return as of 03/31/10 (%)

Share class	A	C	R	Z
6-month (cumulative)	8.41	8.00	8.18	8.51
1-year	42.19	41.10	41.71	42.32
Life	1.91	1.14	1.64	2.13

Columbia Retirement 2025 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2025 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/09 – 04/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,122.60	1,023.06	1.84	1.76	0.35
Class C	1,000.00	1,000.00	1,118.40	1,019.34	5.78	5.51	1.10
Class R	1,000.00	1,000.00	1,120.30	1,021.82	3.15	3.01	0.60
Class Z	1,000.00	1,000.00	1,123.50	1,024.30	0.53	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2025 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Performance Information – Columbia Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/10 ($)
Class A	11,436
Class C	11,100
Class R	11,320
Class Z	11,542

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2030 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 04/30/10 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	12.84	12.39	12.74	12.96
1-year	34.14	33.20	33.90	34.43
Life	3.49	2.70	3.22	3.73

Average annual total return as of 03/31/10 (%)
Share class	A	C	R	Z
6-month (cumulative)	8.69	8.35	8.58	8.80
1-year	44.30	43.23	43.85	44.61
Life	3.11	2.33	2.83	3.36

Summary

6-month (cumulative) return as of 04/30/10

+12.84% Class A shares
+12.96% Class Z shares
+15.66% S&P 500 Index
+2.54% Barclays Capital Aggregate Bond Index

Annual operating expense ratio (%)*
Class A	8.33
Class C	9.08
Class R	8.58
Class Z	8.08
Annual operating expense ratio after contractual waivers (%)*
Class A	1.10
Class C	1.85
Class R	1.35
Class Z	0.85

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/29/20. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share
as of 04/30/10 ($)
Class A	10.14
Class C	10.12
Class R	10.13
Class Z	10.14
Distributions declared per share
11/01/09 – 04/30/10 ($)
Class A	0.15
Class C	0.09
Class R	0.13
Class Z	0.17

Columbia Retirement 2030 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2030 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/09 – 04/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,128.40	1,023.06	1.85	1.76	0.35
Class C	1,000.00	1,000.00	1,123.90	1,019.34	5.79	5.51	1.10
Class R	1,000.00	1,000.00	1,127.40	1,021.82	3.16	3.01	0.60
Class A	1,000.00	1,000.00	1,129.60	1,024.30	0.53	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Columbia Retirement 2030 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Performance Information – Columbia Retirement 2035 Portfolio

Summary

6-month (cumulative) return as of 04/30/10

+13.34% Class A shares

+13.56% Class Z shares

+15.66% S&P 500 Index

+2.54% Barclays Capital Aggregate Bond Index

Annual operating expense ratio (%)*

Class A	9.23
Class C	9.98
Class R	9.48
Class Z	8.98
Annual operating expense ratio after contractual waivers (%)*

Class A	1.11
Class C	1.86
Class R	1.36
Class Z	0.86

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/29/20. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share

as of 04/30/10 ($)
Class A	8.53
Class C	8.52
Class R	8.52
Class Z	8.54
Distributions declared per share

11/01/09 – 04/30/10 ($)
Class A	0.13
Class C	0.08
Class R	0.12
Class Z	0.15

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/10 ($)
Class A	10,693
Class C	10,384
Class R	10,581
Class Z	10,806

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2035 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 04/30/10 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	13.34	12.93	13.26	13.56
1-year	35.05	34.24	34.82	35.50
Life	1.73	0.97	1.45	2.00

Average annual total return as of 03/31/10 (%)

Share class	A	C	R	Z
6-month (cumulative)	8.92	8.51	8.83	9.01
1-year	45.85	44.93	45.54	46.34
Life	1.29	0.55	1.05	1.57

Columbia Retirement 2035 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2035 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/09 – 04/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,133.40	1,023.06	1.85	1.76	0.35
Class C	1,000.00	1,000.00	1,129.30	1,019.34	5.81	5.51	1.10
Class R	1,000.00	1,000.00	1,132.60	1,021.82	3.17	3.01	0.60
Class Z	1,000.00	1,000.00	1,135.60	1,024.30	0.53	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Columbia Retirement 2035 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Performance Information – Columbia Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/10 ($)
Class A	11,109
Class C	10,791
Class R	10,995
Class Z	11,203

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2040 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 04/30/10 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	14.14	13.69	14.04	14.27
1-year	36.44	35.45	36.02	36.78
Life	2.72	1.96	2.45	2.95

Average annual total return as of 03/31/10 (%)

Share class	A	C	R	Z
6-month (cumulative)	9.24	8.91	9.02	9.48
1-year	47.94	47.00	47.47	48.47
Life	2.30	1.55	2.02	2.55

Summary

6-month (cumulative) return as of 04/30/10

+14.14% Class A shares
+14.27% Class Z shares
+15.66% S&P 500 Index
+2.54% Barclays Capital Aggregate Bond Index

Annual operating expense ratio (%)*
Class A	6.53
Class C	7.28
Class R	6.78
Class Z	6.28
Annual operating expense ratio after contractual waivers (%)*
Class A	1.13
Class C	1.88
Class R	1.38
Class Z	0.88

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/29/20. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share
as of 04/30/10 ($)
Class A	9.97
Class C	9.96
Class R	9.96
Class Z	9.96
Distributions declared per share
11/01/09 – 04/30/10 ($)
Class A	0.15
Class C	0.09
Class R	0.13
Class Z	0.17

Columbia Retirement 2040 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2040 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/09 – 04/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,141.40	1,023.06	1.86	1.76	0.35
Class C	1,000.00	1,000.00	1,136.90	1,019.34	5.83	5.51	1.10
Class R	1,000.00	1,000.00	1,140.40	1,021.82	3.18	3.01	0.60
Class Z	1,000.00	1,000.00	1,142.70	1,024.30	0.53	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2040 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Investment Portfolio – Columbia Retirement 2005 Portfolio

April 30, 2010 (Unaudited)

Investment Companies (a) – 100.1%

	Shares	Value ($)
Columbia Acorn International, Class Z	1	25
Columbia High Income Fund, Class Z	7,227	57,384
Columbia Large Cap Enhanced Core Fund, Class Z	23,630	271,278
Columbia Large Cap Value Fund, Class Z	3,828	42,144
Columbia Marsico Focused Equities Fund, Class Z	1,983	41,673
Columbia Mid Cap Growth Fund, Class Z	1,465	33,498
Columbia Mid Cap Value Fund, Class Z	2,704	33,849
Columbia Multi-Advisor International Equity Fund, Class Z	9,793	109,783
Columbia Short Term Bond Fund, Class Z	11,617	115,594
Columbia Small Cap Growth Fund II, Class Z	1,088	11,666
Columbia Small Cap Value Fund II, Class Z	1,394	17,791
Columbia Total Return Bond Fund, Class Z	39,932	397,327

Total Investment Companies (cost of $1,102,998)		1,132,012

Short-Term Obligation – 2.8%
	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 04/30/10, due 05/03/10 at 0.080%, collateralized by a U.S. Treasury obligation maturing 10/28/10, market value $34,965 (repurchase proceeds $31,000)	31,000	31,000

Total Short-Term Obligation (cost of $31,000)		31,000

Total Investments – 102.9% (cost of $1,133,998) (b)		1,163,012

Other Assets & Liabilities, Net – (2.9)%		(32,517)

Net Assets – 100.0%		1,130,495

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,133,998.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,132,012	$—	$—	$1,132,012

Total Short-Term Obligation	—	31,000	—	31,000

Total Investments	$1,132,012	$31,000	$—	$1,163,012

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2010 Portfolio

April 30, 2010 (Unaudited)

Investment Companies (a) – 99.9%

	Shares	Value ($)
Columbia Cash Reserves, Capital Class Shares	1	1
Columbia High Income Fund, Class Z	9,842	78,143
Columbia Large Cap Enhanced Core Fund, Class Z	45,231	519,252
Columbia Large Cap Value Fund, Class Z	8,293	91,305
Columbia Marsico Focused Equities Fund, Class Z	4,278	89,931
Columbia Mid Cap Growth Fund, Class Z	3,465	79,245
Columbia Mid Cap Value Fund, Class Z	6,406	80,200
Columbia Multi-Advisor International Equity Fund, Class Z	19,781	221,745
Columbia Short Term Bond Fund, Class Z	920	9,150
Columbia Small Cap Growth Fund II, Class Z	2,669	28,613
Columbia Small Cap Value Fund II, Class Z	3,218	41,062
Columbia Total Return Bond Fund, Class Z	69,769	694,200

Total Investment Companies (cost of $1,896,917)		1,932,847

Short-Term Obligation – 1.7%

	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 04/30/10, due 05/03/10 at 0.080%, collateralized by a U.S. Treasury obligation maturing 10/28/10, market value $34,965 (repurchase proceeds $33,000)	33,000	33,000

Total Short-Term Obligation (cost of $33,000)		33,000

Total Investments – 101.6% (cost of $1,929,917) (b)		1,965,847

Other Assets & Liabilities, Net – (1.6)%		(31,778)

Net Assets – 100.0%		1,934,069

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,929,917.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,932,847	$—	$—	$1,932,847

Total Short-Term Obligation	—	33,000	—	33,000

Total Investments	$1,932,847	$33,000	$—	$1,965,847

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2015 Portfolio

April 30, 2010 (Unaudited)

Investment Companies (a) – 98.0%

	Shares	Value ($)
Columbia Acorn International, Class Z	282	10,183
Columbia High Income Fund, Class Z	5,220	41,443
Columbia Large Cap Enhanced Core Fund, Class Z	46,761	536,812
Columbia Large Cap Value Fund, Class Z	9,487	104,454
Columbia Marsico Focused Equities Fund, Class Z	4,958	104,217
Columbia Mid Cap Growth Fund, Class Z	3,797	86,839
Columbia Mid Cap Value Fund, Class Z	6,927	86,725
Columbia Multi-Advisor International Equity Fund, Class Z	21,313	238,918
Columbia Small Cap Growth Fund II, Class Z	2,904	31,132
Columbia Small Cap Value Fund II, Class Z	3,401	43,394
Columbia Total Return Bond Fund, Class Z	66,089	657,582

Total Investment Companies (cost of $1,908,205)		1,941,699

Short-Term Obligation – 3.7%
	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 04/30/10, due 05/03/10 at 0.080%, collateralized by a U.S. Treasury obligation maturing 10/28/10, market value $79,920 (repurchase proceeds $74,000)	74,000	74,000

Total Short-Term Obligation (cost of $74,000)		74,000

Total Investments – 101.7% (cost of $1,982,205) (b)		2,015,699

Other Assets & Liabilities, Net – (1.7)%		(33,432)

Net Assets – 100.0%		1,982,267

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,982,205.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,941,699	$—	$—	$1,941,699

Total Short-Term Obligation	—	74,000	—	74,000

Total Investments	$1,941,699	$74,000	$—	$2,015,699

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2020 Portfolio

April 30, 2010 (Unaudited)

Investment Companies (a) – 97.9%

	Shares	Value ($)
Columbia Acorn International, Class Z	1,243	44,931
Columbia Cash Reserves, Capital Class Shares	1	1
Columbia High Income Fund, Class Z	12,137	96,370
Columbia Large Cap Enhanced Core Fund, Class Z	115,149	1,321,911
Columbia Large Cap Value Fund, Class Z	25,777	283,800
Columbia Marsico Focused Equities Fund, Class Z	13,400	281,666
Columbia Mid Cap Growth Fund, Class Z	9,859	225,483
Columbia Mid Cap Value Fund, Class Z	18,115	226,794
Columbia Multi-Advisor International Equity Fund, Class Z	51,714	579,715
Columbia Small Cap Growth Fund II, Class Z	8,946	95,903
Columbia Small Cap Value Fund II, Class Z	10,098	128,856
Columbia Total Return Bond Fund, Class Z	133,121	1,324,551

Total Investment Companies (cost of $4,048,765)		4,609,981

Short-Term Obligation – 2.8%
	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 04/30/10, due 05/03/10 at 0.080%, collateralized by a U.S. Treasury obligation maturing 10/28/10, market value $134,865 (repurchase proceeds $132,001)	132,000	132,000

Total Short-Term Obligation (cost of $132,000)		132,000

Total Investments – 100.7% (cost of $4,180,765) (b)		4,741,981

Other Assets & Liabilities, Net – (0.7)%		(30,680)

Net Assets – 100.0%		4,711,301

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $4,180,765.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$4,609,981	$—	$—	$4,609,981

Total Short-Term Obligation	—	132,000	—	132,000

Total Investments	$4,609,981	$132,000	$—	$4,741,981

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2025 Portfolio

April 30, 2010 (Unaudited)

Investment Companies (a) – 99.4%

	Shares	Value ($)
Columbia Acorn International, Class Z	1,045	37,756
Columbia High Income Fund, Class Z	6,741	53,527
Columbia Large Cap Enhanced Core Fund, Class Z	66,325	761,415
Columbia Large Cap Value Fund, Class Z	16,948	186,597
Columbia Marsico Focused Equities Fund, Class Z	8,761	184,159
Columbia Mid Cap Growth Fund, Class Z	6,473	148,042
Columbia Mid Cap Value Fund, Class Z	11,935	149,426
Columbia Multi-Advisor International Equity Fund, Class Z	30,963	347,095
Columbia Small Cap Growth Fund II, Class Z	6,501	69,689
Columbia Small Cap Value Fund II, Class Z	7,139	91,094
Columbia Total Return Bond Fund, Class Z	62,814	625,004

Total Investment Companies (cost of $2,417,627)		2,653,804

Short-Term Obligation – 1.8%
	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 04/30/10, due 05/03/10 at 0.080%, collateralized by a U.S. Treasury obligation maturing 10/28/10, market value $49,950 (repurchase proceeds $48,000)	48,000	48,000

Total Short-Term Obligation (cost of $48,000)		48,000

Total Investments – 101.2% (cost of $2,465,627) (b)		2,701,804

Other Assets & Liabilities, Net – (1.2)%		(33,128)

Net Assets – 100.0%		2,668,676

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,465,627.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$2,653,804	$—	$—	$2,653,804

Total Short-Term Obligation	—	48,000	—	48,000

Total Investments	$2,653,804	$48,000	$—	$2,701,804

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2030 Portfolio

April 30, 2010 (Unaudited)

Investment Companies (a) – 100.1%

	Shares	Value ($)
Columbia Acorn International, Class Z	2,438	88,127
Columbia High Income Fund, Class Z	11,774	93,483
Columbia Large Cap Enhanced Core Fund, Class Z	119,411	1,370,843
Columbia Large Cap Value Fund, Class Z	33,007	363,410
Columbia Marsico Focused Equities Fund, Class Z	17,071	358,840
Columbia Mid Cap Growth Fund, Class Z	12,138	277,602
Columbia Mid Cap Value Fund, Class Z	22,290	279,072
Columbia Multi-Advisor International Equity Fund, Class Z	55,882	626,439
Columbia Small Cap Growth Fund II, Class Z	10,894	116,780
Columbia Small Cap Value Fund II, Class Z	14,430	184,130
Columbia Total Return Bond Fund, Class Z	86,092	856,618

Total Investment Companies (cost of $3,980,668)		4,615,344

Short-Term Obligation – 0.6%
	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 04/30/10, due 05/03/10 at 0.080%, collateralized by a U.S. Treasury obligation maturing 10/28/10, market value $29,970 (repurchase proceeds $26,000)	26,000	26,000

Total Short-Term Obligation (cost of $26,000)		26,000

Total Investments – 100.7% (cost of $4,006,668) (b)		4,641,344

Other Assets & Liabilities, Net – (0.7)%		(31,514)

Net Assets – 100.0%		4,609,830

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $4,006,668.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$4,615,344	$—	$—	$4,615,344

Total Short-Term Obligation	—	26,000	—	26,000

Total Investments	$4,615,344	$26,000	$—	$4,641,344

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2035 Portfolio

April 30, 2010 (Unaudited)

Investment Companies (a) – 99.7%

	Shares	Value ($)
Columbia Acorn International, Class Z	2,215	80,067
Columbia Cash Reserves, Capital Class Shares	1	1
Columbia High Income Fund, Class Z	8,433	66,956
Columbia Large Cap Enhanced Core Fund, Class Z	89,047	1,022,262
Columbia Large Cap Value Fund, Class Z	26,089	287,234
Columbia Marsico Focused Equities Fund, Class Z	13,417	282,017
Columbia Mid Cap Growth Fund, Class Z	9,095	208,008
Columbia Mid Cap Value Fund, Class Z	16,729	209,441
Columbia Multi-Advisor International Equity Fund, Class Z	40,603	455,154
Columbia Small Cap Growth Fund II, Class Z	7,893	84,616
Columbia Small Cap Value Fund II, Class Z	11,128	141,999
Columbia Total Return Bond Fund, Class Z	44,755	445,314

Total Investment Companies (cost of $3,075,312)		3,283,069

Short-Term Obligation – 1.3%
	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 04/30/10, due 05/03/10 at 0.080%, collateralized by a U.S. Treasury obligation maturing 10/28/10, market value $44,955 (repurchase proceeds $42,000)	42,000	42,000

Total Short-Term Obligation (cost of $42,000)		42,000

Total Investments – 101.0% (cost of $3,117,312) (b)		3,325,069

Other Assets & Liabilities, Net – (1.0)%		(32,233)

Net Assets – 100.0%		3,292,836

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $3,117,312.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$3,283,069	$—	$—	$3,283,069

Total Short-Term Obligation	—	42,000	—	42,000

Total Investments	$3,283,069	$42,000	$—	$3,325,069

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2040 Portfolio

April 30, 2010 (Unaudited)

Investment Companies (a) – 98.6%

	Shares	Value ($)
Columbia Acorn International, Class Z	6,062	219,074
Columbia High Income Fund, Class Z	18,363	145,806
Columbia Large Cap Enhanced Core Fund, Class Z	188,077	2,159,127
Columbia Large Cap Value Fund, Class Z	63,683	701,146
Columbia Marsico Focused Equities Fund, Class Z	33,083	695,399
Columbia Mid Cap Growth Fund, Class Z	22,294	509,875
Columbia Mid Cap Value Fund, Class Z	40,788	510,666
Columbia Multi-Advisor International Equity Fund, Class Z	92,243	1,034,047
Columbia Small Cap Growth Fund II, Class Z	20,606	220,897
Columbia Small Cap Value Fund II, Class Z	27,519	351,144
Columbia Total Return Bond Fund, Class Z	60,787	604,832

Total Investment Companies (cost of $6,640,762)		7,152,013

Short-Term Obligation – 1.9%
	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 04/30/10, due 05/03/10 at 0.080%, collateralized by a U.S. Treasury obligation maturing 10/28/10, market value $144,855 (repurchase proceeds $139,000)	139,000	139,000

Total Short-Term Obligation (cost of $139,000)		139,000

Total Investments – 100.5% (cost of $6,779,762) (b)		7,291,013

Other Assets & Liabilities, Net – (0.5)%		(34,149)

Net Assets – 100.0%		7,256,864

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $6,779,762.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$7,152,013	$—	$—	$7,152,013

Total Short-Term Obligation	—	139,000	—	139,000

Total Investments	$7,152,013	$139,000	$—	$7,291,013

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities – Columbia Retirement Portfolios

April 30, 2010 (Unaudited)

	($)	($)	($)	($)
	Columbia Retirement 2005 Portfolio	Columbia Retirement 2010 Portfolio	Columbia Retirement 2015 Portfolio	Columbia Retirement 2020 Portfolio
Assets
Repurchase agreement, at cost	31,000	33,000	74,000	132,000
Affiliated investments, at cost	1,102,998	1,896,917	1,908,205	4,048,765

Total investments, at cost	1,133,998	1,929,917	1,982,205	4,180,765

Repurchase agreement, at value	31,000	33,000	74,000	132,000
Affiliated investments, at value	1,132,012	1,932,847	1,941,699	4,609,981

Total investments, at value	1,163,012	1,965,847	2,015,699	4,741,981

Cash	716	748	467	640
Receivable for:
Investments sold	—	—	—	—
Portfolio shares sold	—	437	1,106	678
Expense reimbursement due from investment advisor	22,798	24,240	22,710	25,393
Prepaid expenses	49	77	79	180
Other assets	1,820	1,864	1,907	2,008

Total assets	1,188,395	1,993,213	2,041,968	4,770,880

Liabilities
Payable for:
Investments purchased	—	437	1,106	633
Portfolio shares repurchased	611	—	—	—
Investment advisory fee	88	156	155	369
Transfer agent fee	46	197	397	1,095
Trustees’ fees	21,582	21,607	21,592	21,607
Audit fee	16,536	16,539	16,539	16,539
Legal fees	11,485	11,486	11,445	11,485
Pricing and bookkeeping fees	2,062	2,061	2,067	2,062
Custody fee	783	784	783	783
Distribution and service fees	85	105	38	281
Reports to shareholders	4,370	4,420	4,493	4,278
Chief compliance officer expenses	25	25	19	24
Other liabilities	227	1,327	1,067	423

Total Liabilities	57,900	59,144	59,701	59,579

Net Assets	1,130,495	1,934,069	1,982,267	4,711,301

Net Assets Consist of
Paid-in capital	1,297,565	2,113,769	2,299,428	4,603,204
Undistributed net investment income	7,563	10,230	8,071	17,312
Accumulated net realized loss	(203,647)	(225,860)	(358,726)	(470,431)
Net unrealized appreciation on investments	29,014	35,930	33,494	561,216

Net Assets	1,130,495	1,934,069	1,982,267	4,711,301

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Columbia Retirement 2025 Portfolio	Columbia Retirement 2030 Portfolio	Columbia Retirement 2035 Portfolio	Columbia Retirement 2040 Portfolio

48,000	26,000	42,000	139,000
2,417,627	3,980,668	3,075,312	6,640,762

2,465,627	4,006,668	3,117,312	6,779,762

48,000	26,000	42,000	139,000
2,653,804	4,615,344	3,283,069	7,152,013

2,701,804	4,641,344	3,325,069	7,291,013

653	574	710	312

—	—	—	15,442
1,419	3,458	787	3,232
23,772	26,801	24,778	28,518
110	212	134	270
1,921	2,014	1,908	1,908

2,729,679	4,674,403	3,353,386	7,340,695

1,319	3,336	787	—
100	116	—	18,445
217	373	264	574
409	1,847	955	2,407
21,607	21,606	21,606	21,606
16,539	16,539	16,539	16,539
11,485	11,485	11,485	11,486
2,062	2,062	2,062	2,062
783	783	783	783
31	127	45	287
5,161	5,021	5,553	9,452
24	24	24	19
1,266	1,254	447	171

61,003	64,573	60,550	83,831

2,668,676	4,609,830	3,292,836	7,256,864

2,803,170	4,549,423	3,657,038	7,326,530
7,657	11,375	4,839	6,542
(378,328)	(585,644)	(576,798)	(587,459)
236,177	634,676	207,757	511,251

2,668,676	4,609,830	3,292,836	7,256,864

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Columbia Retirement Portfolios

April 30, 2010 (Unaudited)

	Columbia Retirement 2005 Portfolio	Columbia Retirement 2010 Portfolio		Columbia Retirement 2015 Portfolio	Columbia Retirement 2020 Portfolio
Class A
Net assets	$61,196	$428,502		$119,979	$1,249,362
Shares outstanding	5,804	39,738		12,459	118,637
Net asset value per share	$10.54	$10.78		$9.63	$10.53

Class C
Net assets	$57,557	$11,950		$11,108	$17,925
Shares outstanding	5,471	1,110		1,155	1,705
Net asset value per share	$10.52	$10.76	(a)	$9.62	$10.52	(a)

Class R
Net assets	$58,384	$15,057		$16,180	$67,416
Shares outstanding	5,542	1,398		1,683	6,404
Net asset value per share	$10.53	$10.77		$9.61	$10.53

Class Z
Net assets	$953,358	$1,478,560		$1,835,000	$3,376,598
Shares outstanding	90,321	137,083		190,454	320,394
Net asset value per share	$10.56	$10.79		$9.63	$10.54

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

Columbia Retirement 2025 Portfolio	Columbia Retirement 2030 Portfolio	Columbia Retirement 2035 Portfolio	Columbia Retirement 2040 Portfolio

$83,855	$460,946	$156,115	$802,484
9,931	45,475	18,311	80,503
$8.44	$10.14	$8.53	$9.97

$10,605	$31,992	$10,385	$78,930
1,258	3,162	1,219	7,928
$8.43	$10.12	$8.52	$9.96

$16,276	$18,639	$11,172	$157,103
1,930	1,840	1,311	15,779
$8.43	$10.13	$8.52	$9.96

$2,557,940	$4,098,253	$3,115,164	$6,218,347
303,203	403,995	364,818	624,112
$8.44	$10.14	$8.54	$9.96

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Retirement Portfolios

For the Six Months Ended April 30, 2010 (Unaudited)

	($)	($)	($)	($)
	Columbia Retirement 2005 Portfolio	Columbia Retirement 2010 Portfolio	Columbia Retirement 2015 Portfolio	Columbia Retirement 2020 Portfolio
Investment Income
Dividends from affiliates	20,403	30,750	28,280	64,397
Interest	4	4	7	10

Total Investment Income	20,407	30,754	28,287	64,407

Expenses
Investment advisory fee	563	902	863	2,167
Distribution and service fee – Class A	117	412	36	569
Distribution fee:
Class C	210	43	40	60
Class R	140	32	30	103
Service fee:
Class C	69	14	13	20
Pricing and bookkeeping fees	13,030	13,029	13,025	13,029
Transfer agent fee	262	1,045	1,458	3,933
Trustees’ fees	18,203	18,203	18,189	18,203
Custody fee	2,634	2,634	2,633	2,633
Registration fees	22,046	27,182	17,511	22,349
Audit fee	13,092	13,092	13,092	13,092
Legal fees	25,351	25,351	25,351	25,351
Reports to shareholders	6,972	7,260	7,517	8,284
Chief compliance officer expenses	338	338	332	338
Other expenses	1,955	1,902	1,930	1,993

Total Expenses	104,982	111,439	102,020	112,124
Fees waived or expenses reimbursed by investment advisor	(103,883)	(110,036)	(101,038)	(109,205)

Net Expenses	1,099	1,403	982	2,919

Net Investment Income	19,308	29,351	27,305	61,488

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on affiliated investments	(154,224)	(58,691)	(27,888)	(167,285)
Net change in unrealized appreciation (depreciation) on investments	231,878	212,245	182,710	581,526

Net Gain	77,654	153,554	154,822	414,241

Net Increase Resulting from Operations	96,962	182,905	182,127	475,729

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Columbia Retirement 2025 Portfolio	Columbia Retirement 2030 Portfolio	Columbia Retirement 2035 Portfolio	Columbia Retirement 2040 Portfolio

35,177	63,794	37,805	69,342
5	3	4	10

35,182	63,797	37,809	69,352

1,230	2,400	1,517	3,225
29	311	45	431

38	104	37	238
30	32	25	196

12	35	12	80
13,028	13,029	13,028	13,029
2,405	6,356	4,389	12,508
18,203	18,203	18,203	18,203
2,633	2,633	2,634	2,634
22,346	22,276	22,245	22,131
13,092	13,092	13,092	13,092
25,351	25,351	25,351	25,353
8,748	9,747	9,899	16,142
338	338	338	338
1,953	2,021	1,976	2,074

109,436	115,928	112,791	129,674
(108,097)	(113,046)	(111,155)	(125,504)

1,339	2,882	1,636	4,170

33,843	60,915	36,173	65,182

(23,300)	(319,116)	(149,406)	(99,162)
276,041	834,922	480,569	890,239

252,741	515,806	331,163	791,077

286,584	576,721	367,336	856,259

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Retirement Portfolios

Increase (Decrease) in Net Assets	Columbia Retirement 2005 Portfolio		Columbia Retirement 2010 Portfolio
	(Unaudited) Six Months Ended April 30, 2010 ($)	Year Ended October 31, 2009 ($)	(Unaudited) Six Months Ended April 30, 2010 ($)	Year Ended October 31, 2009 ($)
Operations
Net investment income	19,308	30,343	29,351	34,470
Net realized loss on investments and capital gains distributions received	(154,224)	(46,722)	(58,691)	(145,594)
Net change in unrealized appreciation (depreciation) on investments	231,878	159,785	212,245	290,276

Net increase resulting from operations	96,962	143,406	182,905	179,152

Distributions to Shareholders
From net investment income:
Class A	(1,541)	(1,573)	(4,399)	(319)
Class C	(1,155)	(1,155)	(181)	(230)
Class R	(1,411)	(1,434)	(234)	(289)
Class Z	(27,245)	(27,705)	(36,111)	(35,976)
From net realized gains:
Class A	—	(614)	—	—
Class C	—	(612)	—	—
Class R	—	(614)	—	—
Class Z	—	(9,948)	—	—

Total distributions to shareholders	(31,352)	(43,655)	(40,925)	(36,814)

Net Capital Stock Transactions	20,578	41,741	167,831	350,739
Total increase in net assets	86,188	141,492	309,811	493,077

Net Assets
Beginning of period	1,044,307	902,815	1,624,258	1,131,181
End of period	1,130,495	1,044,307	1,934,069	1,624,258
Undistributed net investment income at end of period	7,563	19,607	10,230	21,804

See Accompanying Notes to Financial Statements.

Columbia Retirement 2015 Portfolio		Columbia Retirement 2020 Portfolio		Columbia Retirement 2025 Portfolio
(Unaudited) Six Months Ended April 30, 2010 ($)	Year Ended October 31, 2009 ($)	(Unaudited) Six Months Ended April 30, 2010 ($)	Year Ended October 31, 2009 ($)	(Unaudited) Six Months Ended April 30, 2010 ($)	Year Ended October 31, 2009 ($)

27,305	39,811	61,488	50,707	33,843	53,009
(27,888)	(225,462)	(167,285)	(196,982)	(23,300)	(311,077)
182,710	419,517	581,526	508,523	276,041	656,644

182,127	233,866	475,729	362,248	286,584	398,576

(255)	(281)	(550)	(224)	(217)	(158)
(180)	(198)	(173)	(135)	(147)	(78)
(229)	(253)	(174)	(194)	(194)	(131)
(42,845)	(43,713)	(77,946)	(35,885)	(56,142)	(42,036)

—	—	—	(217)	—	(161)
—	—	—	(214)	—	(159)
—	—	—	(216)	—	(161)
—	—	—	(30,835)	—	(36,647)

(43,509)	(44,445)	(78,843)	(67,920)	(56,700)	(79,531)

198,420	84,920	575,094	2,065,113	119,500	458,546
337,038	274,341	971,980	2,359,441	349,384	777,591

1,645,229	1,370,888	3,739,321	1,379,880	2,319,292	1,541,701
1,982,267	1,645,229	4,711,301	3,739,321	2,668,676	2,319,292
8,071	24,275	17,312	34,667	7,657	30,514

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Columbia Retirement Portfolios

Increase (Decrease) in Net Assets	Columbia Retirement 2030 Portfolio		Columbia Retirement 2035 Portfolio
	(Unaudited) Six Months Ended April 30, 2010 ($)	Year Ended October 31, 2009 ($)	(Unaudited) Six Months Ended April 30, 2010 ($)	Year Ended October 31, 2009 ($)
Operations
Net investment income	60,915	55,473	36,173	50,120
Net realized loss on investments and capital gains distributions received	(319,116)	(241,341)	(149,406)	(385,482)
Net change in unrealized appreciation (depreciation) on investments	834,922	643,333	480,569	709,237

Net increase resulting from operations	576,721	457,465	367,336	373,875

Distributions to Shareholders
From net investment income:
Class A	(273)	(163)	(163)	(125)
Class C	(244)	(79)	(97)	(46)
Class R	(146)	(135)	(141)	(98)
Class Z	(83,786)	(38,294)	(56,503)	(38,893)
From net realized gains:
Class A	—	(188)	—	(230)
Class C	—	(186)	—	(228)
Class R	—	(187)	—	(229)
Class Z	—	(37,613)	—	(59,079)

Total distributions to shareholders	(84,449)	(76,845)	(56,904)	(98,928)

Net Capital Stock Transactions	(307,717)	2,246,261	155,298	352,671
Total increase in net assets	184,555	2,626,881	465,730	627,618

Net Assets
Beginning of period	4,425,275	1,798,394	2,827,106	2,199,488
End of period	4,609,830	4,425,275	3,292,836	2,827,106
Undistributed net investment income at end of period	11,375	34,909	4,839	25,570

See Accompanying Notes to Financial Statements.

Columbia Retirement 2040 Portfolio
(Unaudited) Six Months Ended April 30, 2010 ($)	Year Ended October 31, 2009 ($)

65,182	74,985
(99,162)	(354,275)
890,239	974,594

856,259	695,304

(637)	(107)
(474)	(24)
(126)	(79)
(98,019)	(51,046)

(43)	(222)
(58)	(219)
(10)	(221)
(5,780)	(84,271)

(105,147)	(136,189)

929,793	1,985,275
1,680,905	2,544,390

5,575,959	3,031,569
7,256,864	5,575,959
6,542	40,616

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) — Capital Stock Activity

	Columbia Retirement 2005 Portfolio				Columbia Retirement 2010 Portfolio
	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31, 2009		(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	50,646	524,055	—	—	38,437	397,354	17,138	164,803
Distributions reinvested	153	1,541	262	2,186	430	4,399	39	319
Redemptions	(50,418)	(523,341)	—	—	(17,370)	(184,557)	(13)	(128)

Net increase	381	2,255	262	2,186	21,497	217,196	17,164	164,994

Class C
Subscriptions	—	(480)	—	—	—	—	—	—
Distributions reinvested	114	1,155	212	1,768	17	181	28	230
Redemptions	—	—	—	—	—	—	—	—

Net increase	114	675	212	1,768	17	181	28	230

Class R
Subscriptions	—	—	—	—	267	2,700	—	—
Distributions reinvested	140	1,411	246	2,047	23	234	35	289
Redemptions	—	—	—	—	—	—	—	—

Net increase	140	1,411	246	2,047	290	2,934	35	289

Class Z
Subscriptions	361	3,700	2,431	20,927	2,799	29,034	39,996	376,495
Distributions reinvested	2,684	27,112	4,500	37,488	3,526	36,111	4,350	35,977
Redemptions	(1,406)	(14,575)	(2,647)	(22,675)	(11,303)	(117,625)	(26,392)	(227,246)

Net increase (decrease)	1,639	16,237	4,284	35,740	(4,978)	(52,480)	17,954	185,226

*	Rounds to less than 1 share.

See Accompanying Notes to Financial Statements.

Columbia Retirement 2015 Portfolio					Columbia Retirement 2020 Portfolio
(Unaudited) Six Months Ended April 30, 2010			Year Ended October 31, 2009		(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31, 2009
Shares		Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

11,272		106,873	—	—	116,117	1,172,859	1,621	15,091
27		255	39	281	55	550	56	440
—		—	—	—	(182)	(1,917)	(106)	(1,029)

11,299		107,128	39	281	115,990	1,171,492	1,571	14,502

—		—	—	—	170	1,722	411	4,009
20		180	26	198	18	173	44	350
—		—	—	—	(2)	(20)	—	—

20		180	26	198	186	1,875	455	4,359

507		4,760	—	—	5,261	52,681	1	10
25		229	34	253	18	174	52	410
—	*	(2)	—	—	— *	(2)	—	—

532		4,987	34	253	5,279	52,853	53	420

14,298		136,322	39,675	295,432	42,200	427,643	247,333	2,189,262
4,664		42,632	5,912	43,509	7,808	77,927	8,449	66,664
(9,899)		(92,829)	(33,093)	(254,753)	(112,888)	(1,156,696)	(27,005)	(210,094)

9,063		86,125	12,494	84,188	(62,880)	(651,126)	228,777	2,045,832

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Retirement 2025 Portfolio				Columbia Retirement 2030 Portfolio
	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31, 2009		(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	8,833	73,158	—	—	45,549	445,821	276	2,441
Distributions reinvested	27	217	51	320	29	274	47	351
Redemptions	(196)	(1,630)	—	—	(1,488)	(13,975)	(1)	(6)

Net increase	8,664	71,745	51	320	44,090	432,120	322	2,786

Class C
Subscriptions	—	—	—	—	608	5,914	1,825	17,014
Distributions reinvested	18	147	38	237	26	244	36	264
Redemptions	—	—	—	—	(384)	(3,640)	—	—

Net increase	18	147	38	237	250	2,518	1,861	17,278

Class R
Subscriptions	648	5,246	—	—	723	7,061	—	—
Distributions reinvested	24	193	46	292	15	146	43	322
Redemptions	— *	(2)	—	—	—	—	—	—

Net increase	672	5,437	46	292	738	7,207	43	322

Class Z
Subscriptions	9,407	75,800	130,647	825,737	56,339	541,446	302,330	2,523,490
Distributions reinvested	7,040	56,103	12,455	78,594	8,727	83,520	10,106	75,290
Redemptions	(11,223)	(89,732)	(60,827)	(446,634)	(139,768)	(1,374,528)	(46,528)	(372,905)

Net increase (decrease)	5,224	42,171	82,275	457,697	(74,702)	(749,562)	265,908	2,225,875

*	Rounds to less than 1 share.

See Accompanying Notes to Financial Statements.

Columbia Retirement 2035 Portfolio				Columbia Retirement 2040 Portfolio
(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31, 2009		(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31, 2009
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

17,059	142,534	—	—	78,470	746,932	2,936	25,343

20	163	57	355	72	680	46	329
(1)	(11)	—	—	(1,751)	(17,456)	(322)	(2,840)

17,078	142,686	57	355	76,791	730,156	2,660	22,832

—	—	—	—	2,097	19,975	4,705	42,914

12	97	44	273	56	532	34	243
—	—	—	—	(4)	(36)	—	—

12	97	44	273	2,149	20,471	4,739	43,157

69	579	—	—	14,675	133,973	—	—

18	141	52	328	15	136	42	300
—	—	—	—	—	—	—	—

87	720	52	328	14,690	134,109	42	300

54,549	447,467	129,484	847,225	63,322	598,961	333,043	2,585,291

7,014	56,467	15,745	97,934	11,077	103,795	18,792	134,928
(62,166)	(492,139)	(88,697)	(593,444)	(68,131)	(657,699)	(102,976)	(801,233)

(603)	11,795	56,532	351,715	6,268	45,057	248,859	1,918,986

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class A Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.95		$9.03	$12.66	$11.43	$10.00

Income from Investment Operations:
Net investment income (c)	0.15		0.28	0.31	0.44	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.72		1.06	(3.59)	1.41	1.27

Total from investment operations	0.87		1.34	(3.28)	1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.28)		(0.30)	(0.17)	(0.36)	—
From net realized gains	—		(0.12)	(0.18)	(0.26)	—

Total distributions to shareholders	(0.28)		(0.42)	(0.35)	(0.62)	—

Net Asset Value, End of Period	$10.54		$9.95	$9.03	$12.66	$11.43
Total return (d)(e)	8.91	%(f)	15.79%	(26.56)%	16.71%	14.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	18.44	%(h)	19.49%	17.06%	118.11%	507.39	%(h)
Net investment income	2.85	%(h)	3.13%	2.78%	3.69%	3.72	%(h)
Portfolio turnover rate	59	%(f)	9%	15%	65%	49	%(f)
Net assets, end of period (000s)	$61		$54	$47	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class C Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.90		$8.96	$12.58	$11.39	$10.00

Income from Investment Operations:
Net investment income (c)	0.13		0.21	0.23	0.35	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.71		1.07	(3.59)	1.41	1.26

Total from investment operations	0.84		1.28	(3.36)	1.76	1.39

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.22)	(0.08)	(0.31)	—
From net realized gains	—		(0.12)	(0.18)	(0.26)	—

Total distributions to shareholders	(0.22)		(0.34)	(0.26)	(0.57)	—

Net Asset Value, End of Period	$10.52		$9.90	$8.96	$12.58	$11.39
Total return (d)(e)	8.53	%(f)	15.04%	(27.21)%	15.93%	13.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	18.44	%(h)	19.49%	17.06%	118.11%	507.39	%(h)
Net investment income	2.54	%(h)	2.39%	2.03%	2.94%	2.99	%(h)
Portfolio turnover rate	59	%(f)	9%	15%	65%	49	%(f)
Net assets, end of period (000s)	$58		$53	$46	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class R Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.93		$9.00	$12.63	$11.42	$10.00

Income from Investment Operations:
Net investment income (c)	0.16		0.26	0.28	0.41	0.15
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.70		1.07	(3.59)	1.40	1.27

Total from investment operations	0.86		1.33	(3.31)	1.81	1.42

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.28)	(0.14)	(0.34)	—
From net realized gains	—		(0.12)	(0.18)	(0.26)	—

Total distributions to shareholders	(0.26)		(0.40)	(0.32)	(0.60)	—

Net Asset Value, End of Period	$10.53		$9.93	$9.00	$12.63	$11.42
Total return (d)(e)	8.78	%(f)	15.59%	(26.81)%	16.39%	14.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	18.44	%(h)	19.49%	17.06%	118.11%	507.39	%(h)
Net investment income	3.06	%(h)	2.88%	2.53%	3.43%	3.51	%(h)
Portfolio turnover rate	59	%(f)	9%	15%	65%	49	%(f)
Net assets, end of period (000s)	$58		$54	$46	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class Z Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.97		$9.05	$12.70	$11.44	$10.00

Income from Investment Operations:
Net investment income (c)	0.18		0.30	0.34	0.40	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.72		1.07	(3.61)	1.49	1.27

Total from investment operations	0.90		1.37	(3.27)	1.89	1.44

Less Distributions to Shareholders:
From net investment income	(0.31)		(0.33)	(0.20)	(0.37)	—
From net realized gains	—		(0.12)	(0.18)	(0.26)	—

Total distributions to shareholders	(0.31)		(0.45)	(0.38)	(0.63)	—

Net Asset Value, End of Period	$10.56		$9.97	$9.05	$12.70	$11.44
Total return (d)(e)	9.14	%(f)	16.12%	(26.45)%	17.13%	14.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	18.44	%(h)	19.49%	17.06%	118.11%	507.39	%(h)
Net investment income	3.56	%(h)	3.38%	3.01%	3.27%	3.97	%(h)
Portfolio turnover rate	59	%(f)	9%	15%	65%	49	%(f)
Net assets, end of period (000s)	$953		$884	$764	$1,048	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class A Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.98		$8.87	$12.84	$11.47	$10.00

Income from Investment Operations:
Net investment income (c)	0.13		0.19	0.27	0.37	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.90		1.22	(3.93)	1.58	1.34

Total from investment operations	1.03		1.41	(3.66)	1.95	1.47

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.30)	(0.15)	(0.25)	—
From net realized gains	—		—	(0.16)	(0.33)	—

Total distributions to shareholders	(0.23)		(0.30)	(0.31)	(0.58)	—

Net Asset Value, End of Period	$10.78		$9.98	$8.87	$12.84	$11.47
Total return (d)(e)	10.49	%(f)	16.54%	(29.13)%	17.53%	14.70	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	12.20	%(h)	16.75%	13.30%	91.32%	518.19	%(h)
Net investment income	2.51	%(h)	1.93%	2.41%	3.14%	3.17	%(h)
Portfolio turnover rate	13	%(f)	23%	24%	118%	50	%(f)
Net assets, end of period (000s)	$429		$182	$10	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class C Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.94		$8.81	$12.75	$11.43	$10.00

Income from Investment Operations:
Net investment income (c)	0.12		0.19	0.18	0.28	0.10
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.87		1.16	(3.90)	1.57	1.33

Total from investment operations	0.99		1.35	(3.72)	1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.22)	(0.06)	(0.20)	—
From net realized gains	—		—	(0.16)	(0.33)	—

Total distributions to shareholders	(0.17)		(0.22)	(0.22)	(0.53)	—

Net Asset Value, End of Period	$10.76		$9.94	$8.81	$12.75	$11.43
Total return (d)(e)	10.00	%(f)	15.76%	(29.63)%	16.66%	14.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	12.20	%(h)	16.75%	13.30%	91.32%	518.19	%(h)
Net investment income	2.43	%(h)	2.15%	1.66%	2.40%	2.46	%(h)
Portfolio turnover rate	13	%(f)	23%	24%	118%	50	%(f)
Net assets, end of period (000s)	$12		$11	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class R Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.96		$8.84	$12.81	$11.46	$10.00

Income from Investment Operations:
Net investment income (c)	0.14		0.23	0.24	0.34	0.12
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.88		1.16	(3.93)	1.57	1.34

Total from investment operations	1.02		1.39	(3.69)	1.91	1.46

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.27)	(0.12)	(0.23)	—
From net realized gains	—		—	(0.16)	(0.33)	—

Total distributions to shareholders	(0.21)		(0.27)	(0.28)	(0.56)	—

Net Asset Value, End of Period	$10.77		$9.96	$8.84	$12.81	$11.46
Total return (d)(e)	10.36	%(f)	16.33%	(29.38)%	17.21%	14.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	12.20	%(h)	16.75%	13.30%	91.32%	518.19	%(h)
Net investment income	2.72	%(h)	2.61%	2.13%	2.90%	2.96	%(h)
Portfolio turnover rate	13	%(f)	23%	24%	118%	50	%(f)
Net assets, end of period (000s)	$15		$11	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class Z Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$10.00		$8.89	$12.87	$11.48	$10.00

Income from Investment Operations:
Net investment income (c)	0.18		0.27	0.30	0.35	0.15
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.87		1.16	(3.94)	1.63	1.33

Total from investment operations	1.05		1.43	(3.64)	1.98	1.48

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.32)	(0.18)	(0.26)	—
From net realized gains	—		—	(0.16)	(0.33)	—

Total distributions to shareholders	(0.26)		(0.32)	(0.34)	(0.59)	—

Net Asset Value, End of Period	$10.79		$10.00	$8.89	$12.87	$11.48
Total return (d)(e)	10.61	%(f)	16.88%	(28.96)%	17.86%	14.80	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	12.20	%(h)	16.75%	13.30%	91.32%	518.19	%(h)
Net investment income	3.43	%(h)	3.07%	2.65%	2.85%	3.42	%(h)
Portfolio turnover rate	13	%(f)	23%	24%	118%	50	%(f)
Net assets, end of period (000s)	$1,479		$1,420	$1,103	$1,511	$22

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class A Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$8.89		$7.94	$12.63	$11.04	$10.00

Income from Investment Operations:
Net investment income (c)	0.09		0.21	0.22	0.31	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.87		0.99	(3.73)	1.42	0.81

Total from investment operations	0.96		1.20	(3.51)	1.73	1.04

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.25)	(0.20)	(0.04)	—
From net realized gains	—		—	(0.98)	(0.10)	—

Total distributions to shareholders	(0.22)		(0.25)	(1.18)	(0.14)	—

Net Asset Value, End of Period	$9.63		$8.89	$7.94	$12.63	$11.04
Total return (d)(e)	10.92	%(f)	15.78%	(30.39)%	15.84%	10.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	11.69	%(h)	12.21%	9.16%	14.66%	30.87	%(h)
Net investment income	1.91	%(h)	2.67%	2.19%	2.29%	5.31	%(h)
Portfolio turnover rate	9	%(f)	24%	40%	175%	6	%(f)
Net assets, end of period (000s)	$120		$10	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class C Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$8.85		$7.89	$12.55	$11.00	$10.00

Income from Investment Operations:
Net investment income (c)	0.10		0.15	0.15	0.22	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.83		0.99	(3.72)	1.43	0.81

Total from investment operations	0.93		1.14	(3.57)	1.65	1.00

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.18)	(0.11)	—	—
From net realized gains	—		—	(0.98)	(0.10)	—

Total distributions to shareholders	(0.16)		(0.18)	(1.09)	(0.10)	—

Net Asset Value, End of Period	$9.62		$8.85	$7.89	$12.55	$11.00
Total return (d)(e)	10.58	%(f)	14.88%	(30.90)%	15.06%	10.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	11.69	%(h)	12.21%	9.16%	14.66%	30.87	%(h)
Net investment income	2.18	%(h)	1.92%	1.45%	1.54%	4.58	%(h)
Portfolio turnover rate	9	%(f)	24%	40%	175%	6	%(f)
Net assets, end of period (000s)	$11		$10	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class R Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$8.87		$7.92	$12.60	$11.02	$10.00

Income from Investment Operations:
Net investment income (c)	0.12		0.18	0.20	0.28	0.22
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.82		1.00	(3.73)	1.43	0.80

Total from investment operations	0.94		1.18	(3.53)	1.71	1.02

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.23)	(0.17)	(0.03)	—
From net realized gains	—		—	(0.98)	(0.10)	—

Total distributions to shareholders	(0.20)		(0.23)	(1.15)	(0.13)	—

Net Asset Value, End of Period	$9.61		$8.87	$7.92	$12.60	$11.02
Total return (d)(e)	10.70	%(f)	15.44%	(30.57)%	15.62%	10.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	11.69	%(h)	12.21%	9.16%	14.66%	30.87	%(h)
Net investment income	2.52	%(h)	2.33%	1.95%	2.03%	5.06	%(h)
Portfolio turnover rate	9	%(f)	24%	40%	175%	6	%(f)
Net assets, end of period (000s)	$16		$10	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class Z Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$8.90		$7.96	$12.65	$11.05	$10.00

Income from Investment Operations:
Net investment income (c)	0.15		0.22	0.24	0.34	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.82		0.99	(3.72)	1.42	0.98

Total from investment operations	0.97		1.21	(3.48)	1.76	1.05

Less Distributions to Shareholders:
From net investment income	(0.24)		(0.27)	(0.23)	(0.06)	—
From net realized gains	—		—	(0.98)	(0.10)	—

Total distributions to shareholders	(0.24)		(0.27)	(1.21)	(0.16)	—

Net Asset Value, End of Period	$9.63		$8.90	$7.96	$12.65	$11.05
Total return (d)(e)	11.04	%(f)	15.98%	(30.16)%	16.08%	10.50	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	11.69	%(h)	12.21%	9.16%	14.66%	30.87	%(h)
Net investment income	3.19	%(h)	2.83%	2.37%	2.67%	1.77	%(h)
Portfolio turnover rate	9	%(f)	24%	40%	175%	6	%(f)
Net assets, end of period (000s)	$1,835		$1,615	$1,344	$1,769	$2,809

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class Z shares commenced operations on month June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class A Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.61		$8.73	$13.23	$11.50	$10.00

Income from Investment Operations:
Net investment income (c)	0.06		0.19	0.25	0.41	0.11
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.04		1.10	(4.39)	1.86	1.39

Total from investment operations	1.10		1.29	(4.14)	2.27	1.50

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.21)	(0.17)	(0.28)	—
From net realized gains	—		(0.20)	(0.19)	(0.26)	—

Total distributions to shareholders	(0.18)		(0.41)	(0.36)	(0.54)	—

Net Asset Value, End of Period	$10.53		$9.61	$8.73	$13.23	$11.50
Total return (d)(e)	11.51	%(f)	15.78%	(32.09)%	20.30%	15.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	5.04	%(h)	8.61%	12.80%	95.41%	499.41	%(h)
Net investment income	1.21	%(h)	2.13%	2.19%	3.32%	2.42	%(h)
Portfolio turnover rate	30	%(f)	16%	36%	57%	48	%(f)
Net assets, end of period (000s)	$1,249		$25	$9	$14	$12

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class C Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.57		$8.67	$13.14	$11.46	$10.00

Income from Investment Operations:
Net investment income (c)	0.10		0.14	0.17	0.31	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.96		1.09	(4.37)	1.86	1.38

Total from investment operations	1.06		1.23	(4.20)	2.17	1.46

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.13)	(0.08)	(0.23)	—
From net realized gains	—		(0.20)	(0.19)	(0.26)	—

Total distributions to shareholders	(0.11)		(0.33)	(0.27)	(0.49)	—

Net Asset Value, End of Period	$10.52		$9.57	$8.67	$13.14	$11.46
Total return (d)(e)	11.15	%(f)	14.97%	(32.59)%	19.44%	14.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	5.04	%(h)	8.61%	12.80%	95.41%	499.41	%(h)
Net investment income	1.94	%(h)	1.68%	1.45%	2.57%	1.67	%(h)
Portfolio turnover rate	30	%(f)	16%	36%	57%	48	%(f)
Net assets, end of period (000s)	$18		$15	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class R Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.60		$8.71	$13.20	$11.49	$10.00

Income from Investment Operations:
Net investment income (c)	0.06		0.19	0.22	0.38	0.10
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.02		1.08	(4.38)	1.85	1.39

Total from investment operations	1.08		1.27	(4.16)	2.23	1.49

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.18)	(0.14)	(0.26)	—
From net realized gains	—		(0.20)	(0.19)	(0.26)	—

Total distributions to shareholders	(0.15)		(0.38)	(0.33)	(0.52)	—

Net Asset Value, End of Period	$10.53		$9.60	$8.71	$13.20	$11.49
Total return (d)(e)	11.39	%(f)	15.55%	(32.25)%	19.97%	14.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	5.04	%(h)	8.61%	12.80%	95.41%	499.41	%(h)
Net investment income	1.29	%(h)	2.21%	1.94%	3.07%	2.22	%(h)
Portfolio turnover rate	30	%(f)	16%	36%	57%	48	%(f)
Net assets, end of period (000s)	$67		$11	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class Z Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.62		$8.75	$13.26	$11.51	$10.00

Income from Investment Operations:
Net investment income (c)	0.15		0.21	0.24	0.29	0.11
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.97		1.10	(4.36)	2.01	1.40

Total from investment operations	1.12		1.31	(4.12)	2.30	1.51

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.24)	(0.20)	(0.29)	—
From net realized gains	—		(0.20)	(0.19)	(0.26)	—

Total distributions to shareholders	(0.20)		(0.44)	(0.39)	(0.55)	—

Net Asset Value, End of Period	$10.54		$9.62	$8.75	$13.26	$11.51
Total return (d)(e)	11.74	%(f)	16.02%	(31.92)%	20.62%	15.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	5.04	%(h)	8.61%	12.80%	95.41%	499.41	%(h)
Net investment income	3.05	%(h)	2.42%	2.12%	2.27%	2.49	%(h)
Portfolio turnover rate	30	%(f)	16%	36%	57%	48	%(f)
Net assets, end of period (000s)	$3,377		$3,689	$1,352	$1,375	$15

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class A Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$7.68		$7.02	$12.74	$10.92	$10.00

Income from Investment Operations:
Net investment income (c)	0.07		0.15	0.19	0.31	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.86		0.77	(3.86)	1.65	0.72

Total from investment operations	0.93		0.92	(3.67)	1.96	0.92

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.13)	(0.21)	(0.05)	—
From net realized gains	—		(0.13)	(1.84)	(0.09)	—

Total distributions to shareholders	(0.17)		(0.26)	(2.05)	(0.14)	—

Net Asset Value, End of Period	$8.44		$7.68	$7.02	$12.74	$10.92
Total return (d)(e)	12.26	%(f)	13.95%	(33.82)%	18.12%	9.20	%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	8.78	%(h)	8.63%	11.12%	15.90%	24.82	%(h)
Net investment income	1.59	%(h)	2.29%	2.07%	2.01%	4.76	%(h)
Portfolio turnover rate	7	%(f)	25%	18%	142%	6	%(f)
Net assets, end of period (000s)	$84		$10	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class C Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$7.65		$6.97	$12.65	$10.89	$10.00

Income from Investment Operations:
Net investment income (c)	0.07		0.11	0.12	0.22	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.83		0.77	(3.84)	1.63	0.72

Total from investment operations	0.90		0.88	(3.72)	1.85	0.89

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.07)	(0.12)	—	—
From net realized gains	—		(0.13)	(1.84)	(0.09)	—

Total distributions to shareholders	(0.12)		(0.20)	(1.96)	(0.09)	—

Net Asset Value, End of Period	$8.43		$7.65	$6.97	$12.65	$10.89
Total return (d)(e)	11.84	%(f)	13.18%	(34.29)%	17.14%	8.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	8.78	%(h)	8.63%	11.12%	15.90%	24.82	%(h)
Net investment income	1.75	%(h)	1.56%	1.32%	1.27%	4.02	%(h)
Portfolio turnover rate	7	%(f)	25%	18%	142%	6	%(f)
Net assets, end of period (000s)	$11		$9	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class R Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$7.67		$7.00	$12.71	$10.91	$10.00

Income from Investment Operations:
Net investment income (c)	0.08		0.14	0.17	0.28	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.83		0.77	(3.86)	1.64	0.72

Total from investment operations	0.91		0.91	(3.69)	1.92	0.91

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.11)	(0.18)	(0.03)	—
From net realized gains	—		(0.13)	(1.84)	(0.09)	—

Total distributions to shareholders	(0.15)		(0.24)	(2.02)	(0.12)	—

Net Asset Value, End of Period	$8.43		$7.67	$7.00	$12.71	$10.91
Total return (d)(e)	12.03	%(f)	13.75%	(34.00)%	17.79%	9.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	8.78	%(h)	8.63%	11.12%	15.90%	24.82	%(h)
Net investment income	2.03	%(h)	2.03%	1.83%	1.74%	4.53	%(h)
Portfolio turnover rate	7	%(f)	25%	18%	142%	6	%(f)
Net assets, end of period (000s)	$16		$10	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class Z Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$7.69		$7.03	$12.76	$10.93	$10.00

Income from Investment Operations:
Net investment income (c)	0.11		0.17	0.17	0.34	0.06
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.83		0.77	(3.82)	1.65	0.87

Total from investment operations	0.94		0.94	(3.65)	1.99	0.93

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.15)	(0.24)	(0.07)	—
From net realized gains	—		(0.13)	(1.84)	(0.09)	—

Total distributions to shareholders	(0.19)		(0.28)	(2.08)	(0.16)	—

Net Asset Value, End of Period	$8.44		$7.69	$7.03	$12.76	$10.93
Total return (d)(e)	12.35	%(f)	14.32%	(33.66)%	18.36%	9.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	8.78	%(h)	8.63%	11.12%	15.90%	24.82	%(h)
Net investment income	2.77	%(h)	2.51%	1.85%	2.40%	1.20	%(h)
Portfolio turnover rate	7	%(f)	25%	18%	142%	6	%(f)
Net assets, end of period (000s)	$2,558		$2,290	$1,516	$1,432	$3,439

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class A Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.13		$8.31	$13.18	$11.32	$10.00

Income from Investment Operations:
Net investment income (c)	0.04		0.17	0.21	0.31	0.06
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.12		0.98	(4.73)	1.94	1.26

Total from investment operations	1.16		1.15	(4.52)	2.25	1.32

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.15)	(0.16)	(0.16)	—
From net realized gains	—		(0.18)	(0.19)	(0.23)	—

Total distributions to shareholders	(0.15)		(0.33)	(0.35)	(0.39)	—

Net Asset Value, End of Period	$10.14		$9.13	$8.31	$13.18	$11.32
Total return (d)(e)	12.84	%(f)	14.74%	(35.15)%	20.32%	13.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	4.72	%(h)	7.18%	10.28%	83.46%	361.18	%(h)
Net investment income	0.76	%(h)	2.07%	1.92%	2.63%	1.46	%(h)
Portfolio turnover rate	23	%(f)	16%	16%	35%	40	%(f)
Net assets, end of period (000s)	$461		$13	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class C Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.09		$8.25	$13.09	$11.28	$10.00

Income from Investment Operations:
Net investment income (c)	0.07		0.10	0.13	0.22	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.05		0.99	(4.71)	1.93	1.25

Total from investment operations	1.12		1.09	(4.58)	2.15	1.28

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.07)	(0.07)	(0.11)	—
From net realized gains	—		(0.18)	(0.19)	(0.23)	—

Total distributions to shareholders	(0.09)		(0.25)	(0.26)	(0.34)	—

Net Asset Value, End of Period	$10.12		$9.09	$8.25	$13.09	$11.28
Total return (d)(e)	12.39	%(f)	13.89%	(35.65)%	19.46%	12.80	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	4.72	%(h)	7.18%	10.28%	83.46%	361.18	%(h)
Net investment income	1.46	%(h)	1.18%	1.18%	1.87%	0.71	%(h)
Portfolio turnover rate	23	%(f)	16%	16%	35%	40	%(f)
Net assets, end of period (000s)	$32		$26	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class R Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.11		$8.29	$13.15	$11.30	$10.00

Income from Investment Operations:
Net investment income (c)	0.09		0.15	0.18	0.28	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.06		0.97	(4.72)	1.94	1.23

Total from investment operations	1.15		1.12	(4.54)	2.22	1.30

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.12)	(0.13)	(0.14)	—
From net realized gains	—		(0.18)	(0.19)	(0.23)	—

Total distributions to shareholders	(0.13)		(0.30)	(0.32)	(0.37)	—

Net Asset Value, End of Period	$10.13		$9.11	$8.29	$13.15	$11.30
Total return (d)(e)	12.74	%(f)	14.38%	(35.31)%	20.11%	13.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	4.72	%(h)	7.18%	10.28%	83.46%	361.18	%(h)
Net investment income	1.84	%(h)	1.84%	1.67%	2.36%	0.99	%(h)
Portfolio turnover rate	23	%(f)	16%	16%	35%	40	%(f)
Net assets, end of period (000s)	$19		$10	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class Z Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$9.14		$8.33	$13.22	$11.33	$10.00

Income from Investment Operations:
Net investment income (c)	0.13		0.18	0.18	0.23	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.04		0.99	(4.69)	2.06	1.29

Total from investment operations	1.17		1.17	(4.51)	2.29	1.33

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.18)	(0.19)	(0.17)	—
From net realized gains	—		(0.18)	(0.19)	(0.23)	—

Total distributions to shareholders	(0.17)		(0.36)	(0.38)	(0.40)	—

Net Asset Value, End of Period	$10.14		$9.14	$8.33	$13.22	$11.33
Total return (d)(e)	12.96	%(f)	14.97%	(35.03)%	20.74%	13.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	4.72	%(h)	7.18%	10.28%	83.46%	361.18	%(h)
Net investment income	2.65	%(h)	2.13%	1.63%	1.88%	1.76	%(h)
Portfolio turnover rate	23	%(f)	16%	16%	35%	40	%(f)
Net assets, end of period (000s)	$4,098		$4,376	$1,772	$1,590	$39

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class A Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$7.65		$7.02	$12.88	$10.93	$10.00

Income from Investment Operations:
Net investment income (c)	0.04		0.13	0.16	0.25	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.97		0.80	(4.30)	1.83	0.74

Total from investment operations	1.01		0.93	(4.14)	2.08	0.93

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.10)	(0.19)	(0.04)	—
From net realized gains	—		(0.20)	(1.53)	(0.09)	—

Total distributions to shareholders	(0.13)		(0.30)	(1.72)	(0.13)	—

Net Asset Value, End of Period	$8.53		$7.65	$7.02	$12.88	$10.93
Total return (d)(e)	13.34	%(f)	14.27%	(36.65)%	19.25%	9.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	7.31	%(h)	8.06%	9.49%	14.60%	27.33	%(h)
Net investment income	0.89	%(h)	1.95%	1.64%	1.37%	4.36	%(h)
Portfolio turnover rate	18	%(f)	25%	12%	161%	5	%(f)
Net assets, end of period (000s)	$156		$9	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class C Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$7.62		$6.97	$12.79	$10.90	$10.00

Income from Investment Operations:
Net investment income (c)	0.06		0.08	0.08	0.16	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.92		0.81	(4.27)	1.82	0.74

Total from investment operations	0.98		0.89	(4.19)	1.98	0.90

Less Distributions to Shareholders:
From net investment income	(0.08)		(0.04)	(0.10)	—	—
From net realized gains	—		(0.20)	(1.53)	(0.09)	—

Total distributions to shareholders	(0.08)		(0.24)	(1.63)	(0.09)	—

Net Asset Value, End of Period	$8.52		$7.62	$6.97	$12.79	$10.90
Total return (d)(e)	12.93	%(f)	13.44%	(37.12)%	18.26%	9.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	7.31	%(h)	8.06%	9.49%	14.60%	27.33	%(h)
Net investment income	1.39	%(h)	1.21%	0.89%	0.62%	3.60	%(h)
Portfolio turnover rate	18	%(f)	25%	12%	161%	5	%(f)
Net assets, end of period (000s)	$10		$9	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class R Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$7.63		$7.00	$12.85	$10.92	$10.00

Income from Investment Operations:
Net investment income (c)	0.08		0.11	0.13	0.22	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.93		0.80	(4.29)	1.83	0.74

Total from investment operations	1.01		0.91	(4.16)	2.05	0.92

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.08)	(0.16)	(0.03)	—
From net realized gains	—		(0.20)	(1.53)	(0.09)	—

Total distributions to shareholders	(0.12)		(0.28)	(1.69)	(0.12)	—

Net Asset Value, End of Period	$8.52		$7.63	$7.00	$12.85	$10.92
Total return (d)(e)	13.26	%(f)	13.90%	(36.84)%	18.92%	9.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	7.31	%(h)	8.06%	9.49%	14.60%	27.33	%(h)
Net investment income	1.86	%(h)	1.68%	1.39%	1.09%	4.13	%(h)
Portfolio turnover rate	18	%(f)	25%	12%	161%	5	%(f)
Net assets, end of period (000s)	$11		$9	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class Z Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$7.66		$7.04	$12.91	$10.94	$10.00

Income from Investment Operations:
Net investment income (c)	0.10		0.14	0.13	0.31	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.93		0.80	(4.25)	1.81	0.90

Total from investment operations	1.03		0.94	(4.12)	2.12	0.94

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.12)	(0.22)	(0.06)	—
From net realized gains	—		(0.20)	(1.53)	(0.09)	—

Total distributions to shareholders	(0.15)		(0.32)	(1.75)	(0.15)	—

Net Asset Value, End of Period	$8.54		$7.66	$7.04	$12.91	$10.94
Total return (d)(e)	13.56	%(f)	14.49%	(36.46)%	19.57%	9.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	7.31	%(h)	8.06%	9.49%	14.60%	27.33	%(h)
Net investment income	2.40	%(h)	2.15%	1.45%	1.93%	0.79	%(h)
Portfolio turnover rate	18	%(f)	25%	12%	161%	5	%(f)
Net assets, end of period (000s)	$3,115		$2,799	$2,175	$1,864	$3,105

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class A Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$8.87		$8.13	$13.54	$11.34	$10.00

Income from Investment Operations:
Net investment income (c)	0.02		0.10	0.18	0.20	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.23		0.95	(5.17)	2.21	1.30

Total from investment operations	1.25		1.05	(4.99)	2.41	1.34

Less Distributions to Shareholders:
From net investment income	(0.14)		(0.10)	(0.19)	(0.05)	—
From net realized gains	(0.01)		(0.21)	(0.23)	(0.16)	—

Total distributions to shareholders	(0.15)		(0.31)	(0.42)	(0.21)	—

Net Asset Value, End of Period	$9.97		$8.87	$8.13	$13.54	$11.34
Total return (d)(e)	14.14	%(f)	13.84%	(37.96)%	21.53%	13.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	3.88	%(h)	5.30%	6.69%	29.01%	372.12	%(h)
Net investment income	0.43	%(h)	1.20%	1.56%	1.29%	1.03	%(h)
Portfolio turnover rate	11	%(f)	15%	25%	44%	38	%(f)
Net assets, end of period (000s)	$802		$33	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class C Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$8.84		$8.08	$13.45	$11.31	$10.00

Income from Investment Operations:
Net investment income (c)	0.05		0.05	0.10	0.11	0.01
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.16		0.94	(5.15)	2.19	1.30

Total from investment operations	1.21		0.99	(5.05)	2.30	1.31

Less Distributions to Shareholders:
From net investment income	(0.08)		(0.02)	(0.09)	—	—
From net realized gains	(0.01)		(0.21)	(0.23)	(0.16)	—

Total distributions to shareholders	(0.09)		(0.23)	(0.32)	(0.16)	—

Net Asset Value, End of Period	$9.96		$8.84	$8.08	$13.45	$11.31
Total return (d)(e)	13.69	%(f)	12.96%	(38.38)%	20.57%	13.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	3.88	%(h)	5.30%	6.69%	29.01%	372.12	%(h)
Net investment income	1.00	%(h)	0.59%	0.81%	0.54%	0.24	%(h)
Portfolio turnover rate	11	%(f)	15%	25%	44%	38	%(f)
Net assets, end of period (000s)	$79		$51	$8	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class R Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$8.85		$8.11	$13.51	$11.33	$10.00

Income from Investment Operations:
Net investment income (c)	0.01		0.11	0.15	0.17	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.23		0.92	(5.17)	2.21	1.30

Total from investment operations	1.24		1.03	(5.02)	2.38	1.33

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.08)	(0.15)	(0.04)	—
From net realized gains	(0.01)		(0.21)	(0.23)	(0.16)	—

Total distributions to shareholders	(0.13)		(0.29)	(0.38)	(0.20)	—

Net Asset Value, End of Period	$9.96		$8.85	$8.11	$13.51	$11.33
Total return (d)(e)	14.04	%(f)	13.46%	(38.12)%	21.21%	13.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	3.88	%(h)	5.30%	6.69%	29.01%	372.12	%(h)
Net investment income	0.20	%(h)	1.48%	1.32%	1.03%	0.77	%(h)
Portfolio turnover rate	11	%(f)	15%	25%	44%	38	%(f)
Net assets, end of period (000s)	$157		$10	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30, 2010		Year Ended October 31,			Period Ended October 31, 2006 (b)
Class Z Shares			2009 (a)	2008	2007
Net Asset Value, Beginning of Period	$8.87		$8.15	$13.56	$11.35	$10.00

Income from Investment Operations:
Net investment income (c)	0.10		0.15	0.13	0.18	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.16		0.91	(5.09)	2.26	1.32

Total from investment operations	1.26		1.06	(4.96)	2.44	1.35

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.13)	(0.22)	(0.07)	—
From net realized gains	(0.01)		(0.21)	(0.23)	(0.16)	—

Total distributions to shareholders	(0.17)		(0.34)	(0.45)	(0.23)	—

Net Asset Value, End of Period	$9.96		$8.87	$8.15	$13.56	$11.35
Total return (d)(e)	14.27	%(f)	13.97%	(37.75)%	21.76%	13.50	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	3.88	%(h)	5.30%	6.69%	29.01%	372.12	%(h)
Net investment income	2.14	%(h)	1.87%	1.13%	1.04%	0.76	%(h)
Portfolio turnover rate	11	%(f)	15%	25%	44%	38	%(f)
Net assets, end of period (000s)	$6,218		$5,482	$3,006	$2,433	$48

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Retirement Portfolios

April 30, 2010 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each a “Portfolio” and collectively, the “Portfolios”):

Columbia Retirement 2005 Portfolio

Columbia Retirement 2010 Portfolio

Columbia Retirement 2015 Portfolio

Columbia Retirement 2020 Portfolio

Columbia Retirement 2025 Portfolio

Columbia Retirement 2030 Portfolio

Columbia Retirement 2035 Portfolio

Columbia Retirement 2040 Portfolio

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Portfolios. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Portfolios and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provided investment advisory services to the Portfolios.

Investment Objectives

Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return consists of capital appreciation and income. Each Portfolio will place a decreasing emphasis on capital appreciation and an increasing emphasis on income as time passes.

Each Portfolio invests most of its assets in Class Z shares of mutual funds managed by Columbia or its affiliates, exchange traded funds (ETFs) and third party-advised funds (collectively, the “Underlying Funds”), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as commodity-related and other derivatives. There have been no changes in the Underlying Funds as a result of the Transaction.

The financial statements of the Underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios’ financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and each Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolios are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolios are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolios are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolios are available only to certain eligible investors, which are subject to different minimum initial investment requirements, as described in each Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund

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April 30, 2010

determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment and the impact to the financial statements.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions with institutions that the Portfolios’ investment advisor has determined are creditworthy. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The investment advisor is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolios seek to assert their rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolios on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially

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April 30, 2010

all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. The Portfolios may, however, declare and pay distributions from net investment income more frequently. The Portfolios will declare and distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2009 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Retirement 2005 Portfolio	$31,970	$11,685
Columbia Retirement 2010 Portfolio	36,814	—
Columbia Retirement 2015 Portfolio	44,445	—

	Ordinary Income*	Long-Term Capital Gains
Columbia Retirement 2020 Portfolio	$36,960	$30,960
Columbia Retirement 2025 Portfolio	42,714	36,817
Columbia Retirement 2030 Portfolio	38,869	37,976
Columbia Retirement 2035 Portfolio	40,056	58,872
Columbia Retirement 2040 Portfolio	51,256	84,933

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2010, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Retirement 2005 Portfolio	$66,329	$(37,315)	$29,014
Columbia Retirement 2010 Portfolio	151,766	(115,836)	35,930
Columbia Retirement 2015 Portfolio	164,939	(131,445)	33,494
Columbia Retirement 2020 Portfolio	569,231	(8,015)	561,216
Columbia Retirement 2025 Portfolio	367,633	(131,456)	236,177
Columbia Retirement 2030 Portfolio	669,903	(35,227)	634,676
Columbia Retirement 2035 Portfolio	354,886	(147,129)	207,757
Columbia Retirement 2040 Portfolio	879,312	(368,061)	511,251

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April 30, 2010

The following capital loss carryforwards, determined as of October 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2016	2017	Total
Columbia Retirement 2005 Portfolio	$—	$39,809	$39,809
Columbia Retirement 2010 Portfolio	1,838	54,864	56,702
Columbia Retirement 2015 Portfolio	7,975	51,712	59,687
Columbia Retirement 2020 Portfolio	—	14,556	14,556
Columbia Retirement 2025 Portfolio	—	155,880	155,880
Columbia Retirement 2030 Portfolio	—	6,951	6,951
Columbia Retirement 2035 Portfolio	—	36,449	36,449

Management is required to determine whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

The New Advisor is the investment advisor of the Portfolios. Prior to the Closing, Columbia provided investment advisory services to the Portfolios and received a monthly investment advisory fee at the annual rate of 0.10% of each Portfolio’s average daily net assets. The advisory fee rates paid by the Portfolios did not change as a result of the New Advisor.

Administration Fee

In connection with the Closing, the New Advisor became the administrator of the Portfolios. Prior to the Closing, Columbia provided administrative and other services to the Portfolios. Under the administration agreement, Columbia did not receive any compensation for its services from the Portfolios. The New Advisor does not receive any compensation from the Portfolios for its services as the administrator.

Pricing and Bookkeeping Fees

In connection with the Closing, the New Advisor provides financial reporting and accounting services to the Portfolios. In addition, under the administrative services agreement, the New Advisor provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to the Closing, the Portfolios entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provided financial reporting services to the Portfolios. The Portfolios also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provided accounting services to the Portfolios. Under the State Street Agreements, each Portfolio paid State Street an annual fee of $26,000 paid monthly. The Portfolios also reimbursed State Street for certain out-of-pocket expenses and charges. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor.

Also prior to the Closing, the Portfolios entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolios did not pay a fee to Columbia, but did reimburse Columbia for out-of-pocket expenses and charges, including fees payable to third parties,

Columbia Retirement Portfolios

April 30, 2010

such as for pricing the Portfolios’ securities, incurred by Columbia in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Portfolios and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The transfer agent fee rates paid by the Portfolios did not change as a result of the change in transfer agent.

Prior to the Closing, Columbia Management Services, Inc. (the “Former Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Portfolios and contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Portfolios. The arrangement with BFDS has been continued by the New Transfer Agent.

The Former Transfer Agent retained, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Portfolios and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Portfolios. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Portfolios and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”). There were no changes to the service or distribution fee rates paid by the Portfolios as a result of the Transaction.

Prior to the Closing, Columbia Management Distributors, Inc. (the “Former Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the distributor of the Portfolios’ shares.

The Portfolios have adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors. The Plans require the payment of a combined distribution and shareholder servicing fee for Class A shares of each Portfolio. The Plans also require the payment of a monthly shareholder servicing fee for the Class C shares of each Portfolio and a monthly distribution fee for the Class C shares and Class R shares of each Portfolio. A substantial portion of the expenses incurred pursuant to these plans was paid to affiliates of BOA and the Former Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fee Waivers and Expense Reimbursements

Prior to the Closing, Columbia contractually agreed to waive fees and/or reimburse expenses through February 29, 2020, so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with each

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April 30, 2010

Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolios’ custodian, would not exceed the annual rate of 0.00% of each Portfolio’s average daily net assets. This arrangement has been continued by the New Advisor. There is no guarantee that these waivers and/or reimbursements will continue after February 29, 2020.

Fees Paid to Officers and Trustees

As of May 1, 2010, all officers of the Portfolios are employees of the New Advisor or its affiliates and, with the exception of the Portfolios’ Chief Compliance Officer, receive no compensation from the Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. The Portfolios, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Portfolios, as set forth on the Statements of Operations. The Trust’s eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Portfolios’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of RiverSource Cash Management Fund. Prior to the Closing, if no funds were selected, income earned on the plan participant’s deferral account was based on the rate of return of Columbia Treasury Reserves. The expense for the deferred compensation plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” on the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” on the Statements of Assets and Liabilities.

Note 5. Portfolio Information

For the six month period ended April 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Portfolios were as follows:

	Purchases	Sales
Columbia Retirement 2005 Portfolio	$638,927	$649,091
Columbia Retirement 2010 Portfolio	360,439	234,937
Columbia Retirement 2015 Portfolio	264,990	151,378
Columbia Retirement 2020 Portfolio	1,673,056	1,272,597
Columbia Retirement 2025 Portfolio	210,365	164,545
Columbia Retirement 2030 Portfolio	1,102,042	1,494,739
Columbia Retirement 2035 Portfolio	642,195	555,752
Columbia Retirement 2040 Portfolio	1,420,851	697,867

Note 6. Line of Credit

The Portfolios and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio’s borrowing limit set forth in the Portfolio’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2010, the Portfolios did not borrow under these arrangements.

Note 7. Shareholder Concentrations

As of April 30, 2010, certain shareholder accounts owned of record more than 10% of the outstanding shares of one or more of the Portfolios. The number of accounts and aggregate percentages of shares outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Columbia Retirement 2005 Portfolio	1	86.8
Columbia Retirement 2010 Portfolio	3	84.7

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April 30, 2010

	Number of Accounts	% of Shares Outstanding Held
Columbia Retirement 2015 Portfolio	2	57.7
Columbia Retirement 2020 Portfolio	3	52.1
Columbia Retirement 2025 Portfolio	2	53.1
Columbia Retirement 2030 Portfolio	2	46.0
Columbia Retirement 2035 Portfolio	1	26.1
Columbia Retirement 2040 Portfolio	1	11.5

Purchase and redemption activity of these accounts may have a significant effect on the operations of the Portfolios.

Note 8. Significant Risks and Contingencies

Allocation Risk

Each Portfolio uses an asset allocation strategy in pursuing its investment objective. There is a risk that a Portfolio’s allocation among asset classes or investments will cause the Portfolio to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Investing in Other Funds Risk

The performance of the Underlying Funds in which the Portfolios invest could be adversely affected if other entities investing in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Portfolios, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Portfolios. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolios invest or to change the percentage of each Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor, such fees could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolios invest or in determining the percentage of the Portfolios’ investments allocated to each Underlying Fund.

Smaller Company Securities Risk

Securities of small- or mid-capitalization companies (“smaller companies”) may have a higher potential for gains than securities of large-capitalization companies but also may involve more risk. Smaller companies may be more vulnerable to market downturns and adverse economic events than larger, more established companies because smaller companies may have more limited financial resources and business operations. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies.

Value Securities Risk

Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments that have caused the securities to be potentially undervalued. There is the risk that the market value of a portfolio security may not meet the Advisor’s future value assessment of that security. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities at times may not perform as well as growth securities or the stock market in general.

Interest Rate Risk

Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security may affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

Credit Risk

Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or principal when it becomes due. Various factors could affect the issuer’s actual or perceived ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic

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conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s ability to increase taxes or otherwise to raise revenue. Certain debt securities are backed only by revenues derived from a particular project, and thus may have a greater risk of default.

Low and Below Investment Grade Securities Risk

Certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk particularly during a downturn in the economy. These securities typically pay a premium in the form of a higher interest rate or yield because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities.

Foreign Securities Risk

Certain Underlying Funds invest in foreign securities which involves certain additional risks. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments or foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities. Investments in emerging market countries are subject to additional risk as these countries are more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversified Mutual Fund Risk

Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

Mortgage-Backed Securities Risk

Certain Underlying Funds may invest in mortgage-backed securities. The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Funds to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Asset-Backed Securities Risk

Certain Underlying Funds may invest in asset-backed securities. The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

The Portfolios are not parties to any regulatory proceedings or litigation.

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April 30, 2010

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Board Consideration and Re-Approval of Previous Investment Advisory Agreement

The Board of Trustees of Columbia Funds Series Trust II (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA” or the “Adviser”) for the Columbia Retirement 2005 Portfolio, Columbia Retirement 2010 Portfolio, Columbia Retirement 2015 Portfolio, Columbia Retirement 2020 Portfolio, Columbia Retirement 2025 Portfolio, Columbia Retirement 2030 Portfolio, Columbia Retirement 2035 Portfolio and Columbia Retirement 2040 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolios identified above are each referred to as a “Portfolio” and collectively referred to as the “Portfolios.”

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Fee Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). The Fee Consultant’s role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms’ length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Portfolio’s performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board’s review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately in respect of each Portfolio.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the “Transaction”). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreements was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolios by CMA under the Advisory Agreement. The most recent investment adviser registration forms for CMA were made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolios and CMA, including their compliance policies and procedures and reports of the Portfolios’ Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA’s compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Portfolios by CMA.

Investment Advisory Fee Rates and Other Expenses

The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Portfolios to CMA for investment advisory services (the “Contractual Management Rates”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the “Actual Management Rates”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. (“Lipper”) to be most similar to a given Portfolio (the “Peer Group”) and to the performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology. For certain Portfolios, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked each Portfolio based on: (i) each Portfolio’s one-year performance compared to actual management fees; and (ii) each Portfolio’s one-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreements for all of the Portfolios.

Portfolio Performance

The Board considered the one-year performance results for each of the Portfolios and the performance of each Portfolio since its inception. They also considered these results in comparison to the performance results of each Portfolio’s Peer Group and Universe, as well as to each Portfolio’s benchmark index. The Board also considered certain risk-adjusted performance data.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Portfolios and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser’s total profits. The Board concluded that any potential economies of scale are shared fairly with Portfolio shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Portfolios. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolios (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolios (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolios in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolios and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolios receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Portfolio performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Conclusion

After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Board Consideration and Approval of New Investment

Advisory Agreement

Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds and trusts, for purposes of this shareholder report, the description is only relevant as to the Columbia Retirement Portfolios.

At a meeting held on December 21, 2009, the Boards of Trustees (the “Boards”) of Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC and Columbia Funds Series Trust II (each a “Trust” and collectively the “Trusts”) unanimously approved a new investment management services agreement with RiverSource Investments, LLC (“RiverSource”) (the “Proposed Advisory Agreement”) and new subadvisory agreements with Marsico Capital Management (“Marsico Capital”), MacKay Shields LLC (“Mackay Shields”) and Brandes Investment Partners, L.P. (“Brandes”) (each a “Proposed Subadvisory Agreement”), as applicable, for each Fund of the Trusts (each a “Fund” and collectively the “Funds”). As detailed below, the Trustees met on multiple occasions in advance of the December 21, 2009 meeting, held numerous discussions with the management teams of Columbia Management Advisors, LLC (“Columbia”) and RiverSource, a subsidiary of Ameriprise Financial, Inc. (“Ameriprise”) and reviewed and considered extensive materials in connection with the approval of the Proposed Advisory and Subadvisory Agreements.

Specifically, the Trustees of each Trust, including a majority of the Trustees who have no direct or indirect interest in the Proposed Advisory and Subadvisory Agreements and are not “interested persons” of the Trusts, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) reviewed and approved (i) the Proposed Advisory Agreement with RiverSource for each Fund and (ii) the Proposed Subadvisory Agreement for those Funds that currently have investment subadvisory agreements with Marsico Capital, Mackay Shields, and Brandes (the “Subadvised Funds”) (Marsico Capital, MacKay Shields and Brandes are collectively referred to as the “Subadvisers”). Prior to approving the Proposed Advisory Agreements, the Trustees were presented with, and requested, received and evaluated, extensive materials about RiverSource, the sale of a portion of the asset management business of Columbia Management Group, LLC to Ameriprise (the “Transaction”) and related matters from RiverSource, Ameriprise and Columbia. In this regard, the Trustees reviewed RiverSource’s responses to a series of detailed requests submitted by the Independent Trustees’ independent legal counsel and by the Independent Fee Consultant (as defined below).

The Trustees also reviewed and considered information received in connection with their most recent consideration and reapproval in November 2009 of the current advisory agreement (the “Current Advisory Agreement”) and current subadvisory agreement (the “Current Subadvisory Agreement”), as applicable, for each Fund, including information about the Subadvisers (the “Current Agreement Re-Approval Process”). Moreover, the Trustees and committees of the Boards met on several occasions, and received extensive materials, throughout the course of the year relating to the Current Agreement Re-Approval Process, which the Trustees considered relevant to their consideration and approval of the Proposed Advisory and Subadvisory Agreements. The Trustees also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standards for consideration by the Trustees, and otherwise assisted the Trustees in their deliberations.

In advance of the meeting on December 21, 2009, the Trustees held several meetings, including meetings held in-person with representatives from RiverSource and Ameriprise on August 26, 2009, November 5-6, 2009, December 9-10, 2009 and December 14, 2009, and additional meetings with representatives of Columbia, to discuss the Transaction, RiverSource’s plans and intentions regarding the Funds and various proposals that were being presented as a result of the Transaction, including the Proposed Advisory and Subadvisory Agreements. In addition to these meetings, telephonic meetings and discussions were held on several occasions between individual Trustees, members of the committees of the Boards, their independent legal counsel and representatives from RiverSource, Ameriprise and/or Columbia.

The Trustees also reviewed and considered a report prepared and provided by the Fee Consultant (the “Fee Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into by a predecessor to Columbia with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). The Fee

Consultant’s role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms’ length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant’s report is available at www.columbiafunds.com.

The following summarizes a number of the material factors considered by the Trustees in reaching their approvals and determinations with respect to the Proposed Advisory Agreements and Proposed Subadvisory Agreements. It is followed by a more detailed discussion of the Trustees’ consideration of these and other factors considered relevant by the Trustees in their evaluation of the Proposed Advisory Agreements and Proposed Subadvisory Agreements. In voting to approve the Proposed Advisory and Subadvisory Agreements for each Fund, the Trustees also considered substantially the same factors, as relevant, and reached substantially the same conclusions in their approval of interim advisory and subadvisory agreements for each Fund.

(i)	the terms and conditions of the Proposed Advisory Agreements compared to the terms and conditions of the Current Advisory Agreements, as described below;

(ii)	the fact that each Fund’s total advisory fees would remain the same;

(iii)	the qualifications of the personnel of RiverSource, Ameriprise and the Subadvisers expected to provide advisory and administrative services to each Fund, including representations by Ameriprise regarding its retention of the same process for monitoring and evaluating portfolio management personnel for each Fund as currently used by Columbia;

(iv)	the terms and conditions of the Proposed Subadvisory Agreements compared to the terms and conditions of the Current Subadvisory Agreements;

(v)	the reputation, financial strength, regulatory and compliance histories and resources of RiverSource and Ameriprise, and the potential benefits to the Funds of the combination of RiverSource and Columbia, including that the Funds are expected to continue to have access to existing distribution channels and have the potential for expanded distribution of Fund shares, the expected depth and breadth of investment management capabilities, that there is not expected to be any diminution in the nature, quality and extent of services to be provided to the Funds under the Proposed Advisory Agreements and the potential for the realization of additional economies of scale over time and the potential of the Funds to share in, and benefit from, these economies, if any;

(vi)	that Ameriprise has committed to refrain from imposing or seeking to impose, for a period of not less than two years after the closing of the Transaction (the “Closing”), any “unfair burden” (within the meaning of Section 15(f) of the 1940 Act) on any Fund;

(vii)	the terms and conditions of certain other agreements and arrangements relating to the future operations of the Funds and their distribution channels, including the administrative services agreement and the new services and distribution agreement;

(viii)	that the Trustees recently had completed the Current Agreement Re-Approval Process for each Fund and had determined that they were satisfied with the nature, extent and quality of services provided thereunder and that the management fee rates and (where applicable) subadvisory fee rates for each Fund were satisfactory;

(ix)	that RiverSource was willing to commit to maintain net operating expense ratios at current levels for at least the period currently covered by Columbia’s existing commitments;

(x)	the capabilities of RiverSource and the Subadvisers with respect to compliance, including an assessment of RiverSource’s compliance program by the Funds’ Chief Compliance Officer;

(xi)	that certain members of RiverSource’s management and certain Columbia personnel that will be integrated into RiverSource and its affiliates as a result of the Transaction have substantial experience in integrating fund families; and

(xii)	that Ameriprise and Bank of America Corporation would bear the costs of obtaining approvals of the Proposed Advisory and Subadvisory Agreements.

In their deliberations, the Trustees did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Trustees also evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services to be Provided

The Trustees received and considered various data and information regarding the expected nature, extent and quality of services to be provided to the Funds by RiverSource and the Subadvisers under the Proposed Advisory and Subadvisory Agreements. The most recent investment adviser registration forms for RiverSource and each Subadviser were made available to the Boards, as well as extensive materials from RiverSource, Ameriprise and Columbia. The Trustees reviewed and analyzed these materials, which included, among other things, information about the background and experience of expected senior management of RiverSource and Ameriprise after the Closing. The Trustees considered RiverSource’s ability to provide administrative services to the Funds, noting that while the aggregate scope of advisory and administrative services was not expected to change following the Closing, the allocation of services was expected to shift, to a limited extent, such that administrative services will be provided under a new administrative services agreement. The Trustees considered, among other things, the capacity and quality of RiverSource’s and the Subadvisers’ investment management, research and trade execution capabilities and other resources that would be dedicated to performing services for the Funds. The Trustees also considered matters related to RiverSource’s and the Subadvisers’ compliance programs and compliance records, including RiverSource’s portfolio transaction policies and procedures. The Trustees discussed with senior management personnel their ability to administer and oversee outside service providers to the Funds and their shareholders and were satisfied with management’s processes for providing services and overseeing and reviewing services to be rendered by outside sources.

In evaluating the services to be provided under the Proposed Advisory and Subadvisory Agreements, the Trustees factored in their extensive discussions with representatives of Columbia, RiverSource and Ameriprise at the meetings referenced above regarding the management of each Fund. The Trustees considered representations by Ameriprise that it was expected that there will be no diminution in the nature and quality of services provided to the Funds. The Trustees noted that Columbia Management Group’s current President, Columbia’s current Chief Investment Officer and Columbia’s current President, were expected to continue to serve the Funds in similar capacities after the Closing. With respect to portfolio management, the Trustees reviewed information regarding the deliberative process for selecting portfolio management personnel to continue servicing the Funds after the Closing, including the expected role of Columbia’s Chief Investment Officer in evaluating and selecting portfolio management personnel for each Fund utilizing Columbia’s current analytical model for evaluating portfolio managers. In this regard, the Trustees also weighed representations by Ameriprise that this investment management evaluative process was likely to result in a significant number of Columbia investment professionals and personnel currently responsible for management of the Funds to remain in place. The Trustees noted that the portfolio management evaluation and selection process was designed to optimize the portfolio management resources available to each Fund by having the ability to select investment personnel for the Funds from the combined organization. Similarly, the Trustees evaluated the ability of RiverSource and the Subadvisers, based on their respective resources, reputations and other attributes, to attract and retain qualified investment professionals. In this regard, the Trustees considered information regarding the nature of the compensation structure applicable to portfolio managers and other key investment personnel.

The Trustees reviewed and considered information from Ameriprise and RiverSource regarding various contemplated service provider arrangements, including information regarding both immediate and potential future plans in respect of these arrangements. In this regard, the Trustees considered information regarding potential distribution, transfer agency and custody arrangements and the evaluation of fund accounting, financial reporting and valuation service model options, noting certain differences between Columbia’s and RiverSource’s current approaches, including that RiverSource has historically utilized services provided “in-house” or by its affiliates for fund accounting, financial reporting and valuation. The Trustees reviewed information from Ameriprise and RiverSource regarding the expectation for rationalized or harmonized fees as part of the integration after the Closing in order to develop consistent service fee schedules across the combined fund family. The Trustees noted Ameriprise’s representations that, to the extent any such proposals were recommended to the Board after the Closing, they would not result in an “unfair burden” (within the meaning of Section 15(f) of the 1940 Act) on any Fund.

In addition, the Trustees reviewed and evaluated materials and information received regarding the investment and legal compliance programs of the Funds, RiverSource and the Subadvisors, including their compliance policies and procedures and reports of the Funds’ Chief Compliance Officer. In this regard, the Trustees considered that Columbia’s current Chief Compliance Officer was expected to serve in the same role after the Closing.

The Trustees also noted that Ameriprise and certain of its affiliates have been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the ordinary conduct of their business activities, and that Ameriprise indicated that neither Ameriprise nor any of its affiliates are the subject of any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise or its affiliates, including RiverSource to provide services to the Funds.

Based on the foregoing and other information considered relevant, the Trustees concluded that, overall, they were satisfied with assurances from Columbia, RiverSource, Ameriprise and the Subadvisers as to the expected nature, extent and quality of services to be provided to each Fund under the Proposed Advisory and Subadvisory Agreements.

Investment Advisory and Subadvisory Fee Rates and Other Expenses

The Trustees reviewed and considered the proposed contractual investment advisory fee rates to be paid by each Fund to RiverSource for investment management services both separately and together with the administration fee rates to be paid by the Funds to RiverSource (the “Contractual Management Rates”), which are the same as the separate and aggregate advisory and administrative fee rates currently paid by each Fund to Columbia. The Trustees also reviewed and considered the proposed subadvisory fee rates and the fee arrangements under the Proposed Subadvisory Agreements, respectively, which are also the same as those currently in effect under the Current Subadvisory Agreements. In addition to the materials provided by Columbia, RiverSource provided information regarding the current fees for each of the RiverSource funds and other relevant institutional accounts. The Trustees reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the “Actual Management Rates”). In this regard, the Trustees noted that RiverSource had committed to maintain the Funds’ current expense limitation and waiver arrangements (both contractual and voluntary). The Trustees considered the potential that, after the Closing, RiverSource would propose a common fee and expense structure for the combined fund family, subject to the commitment that Ameriprise will not seek any change that would result in an “unfair burden” on any Fund. The Trustees also considered the report prepared and provided by the Fee Consultant. Additionally, the Trustees received and afforded specific attention to information provided in connection with the Current Agreement Re-Approval Process, comparing the Contractual Management Rates and Actual Management Rates with those of other funds in each Fund’s Peer Group (as defined below).

During the Current Agreement Re-Approval Process, the Trustees reviewed and considered statistical information regarding each Fund’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual nonmanagement fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Trustees also reviewed comparisons of these fees to the expense information for the group of Funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to a given Fund (the “Peer Group”) and to the performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), which comparative data was provided by Lipper, an independent provider of investment company data.

The Trustees were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund’s Peer Group and Universe and reviewed the degree of comparability resulting from the selection methodology. For certain Funds, Lipper determined that changing the composition of the Peer Group and/or Universe for expenses from that used for performance would provide a more accurate basis of comparison. The Trustees also considered Lipper data that ranked each Fund based on: (i) each Fund’s one- and three-year performance compared to actual management fees; and (ii) each Fund’s one- and three-year performance compared to total expenses.

For each Fund, except as otherwise described in the Fund-specific discussion below, the Trustees noted that they had concluded during the Current Agreement Re-Approval Process that the Contractual Management Rates, the Actual Management Rates and the total expense ratio were at acceptable levels in light of the quality of services provided to the Fund and in comparison to such Fund’s Peer Group and Universe, as applicable; that the advisory fee rate would not be increased for any Fund; that Ameriprise and RiverSource had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction; and that RiverSource had committed to maintain the Funds’ current expense limitation or waiver arrangements (both contractual and voluntary).

Based on the foregoing, other relevant information received and the additional information described in the Fund-specific discussion below, as applicable, the Trustees concluded that the Contractual Management Rates, the Actual Management Rates and the total expense ratio were acceptable.

Fund Performance

The Trustees reviewed detailed performance information for each Fund at various Board and committee meetings during the year in addition to the additional performance information that they reviewed and evaluated in connection with the Transaction. The Trustees also reviewed and evaluated detailed performance information for each Fund in connection with the Current Agreement Re-Approval Process. The Trustees considered the performance results for each of the Funds over multiple measurement periods. They also considered these results in comparison to the performance results of each Fund’s Peer Group and Universe, as well as to each Fund’s benchmark index. The Boards also noted certain risk-adjusted performance data.

The Trustees also reviewed and evaluated information and data regarding the investment performance record of RiverSource in managing funds with investment strategies generally similar to those of the Funds, as applicable. Investment performance for such funds was provided for a wide range of periods.

The Trustees recognized that the investment performance record of RiverSource in managing funds with similar objectives may be less relevant to their deliberations in situations where the current portfolio managers of Columbia are expected to continue managing a particular Fund following the Closing. They also recognized that for each Fund, it is not possible to predict with certainty what effect, if any, consummation of the Transaction will have on the future performance of the Funds, noting in particular that past investment performance is no assurance of future results. The Fund-by-Fund discussion set forth below provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund’s Peer Group and/or Universe.

Costs of Services to be Provided and Profitability

In considering the costs of services to be provided by RiverSource and the Subadvisers under the Proposed Advisory Agreement and Proposed Subadvisory Agreement, as applicable for each Fund, and the projected range of profitability to RiverSource and the Subadvisers from their relationships with the Funds, the Trustees considered, among other things, that there would be no increase in advisory or subadvisory fee rates under the Proposed Advisory and Subadvisory Agreements. The Trustees further noted, with respect to RiverSource, that it was not possible to predict with certainty how RiverSource’s profitability would be affected by becoming the investment adviser to the Funds but, as a general matter, they were satisfied, based on their review of RiverSource’s projected range of profitability assuming completion of the Transaction, that this projected profitability from their relationship with the Funds would not be excessive. The Trustees based their review, in part, on information regarding RiverSource’s current profitability in managing the RiverSource Funds and the information available to the Trustees with respect to RiverSource’s expense budgeting process. The Trustees also noted that they would have ongoing opportunities to address RiverSource’s profitability in the future based on actual results. The Trustees did not consider separate profitability information with respect to the Subadvisers, as their profitability from their relationships with the Funds was not a material factor in determining whether to approve the Proposed Subadvisory Agreements. The Trustees also noted that the subadvisory fees paid to the Subadvisers, none of which is affiliated with Columbia, had previously been negotiated on an arms’ length basis.

The Trustees also reviewed information about the financial condition of RiverSource and the Subadvisers and were satisfied that RiverSource and the Subadvisers have adequate resources to perform the services required under the Proposed Advisory and Proposed Subadvisory Agreements.

Subject to the limitations noted above, the Trustees concluded that they were satisfied that RiverSource’s projected range of future profitability, and each Subadviser’s historical profitability, from their relationship with each Fund, as relevant, were not excessive.

Economies of Scale

The Trustees received and evaluated information regarding the potential to realize economies of scale with respect to management of the Funds, whether the Funds would appropriately benefit from any economies of scale and whether there was any potential for realization of further economies of scale in connection with the Transaction. The Trustees noted that the current and proposed investment advisory fee rates for most of the Funds contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees noted that RiverSource had indicated that no changes to the Funds’ breakpoint arrangements were proposed to be made at this time. In light of these factors and noting that it was not possible to evaluate with certainty if and how the Transaction would produce any immediate opportunities for additional economies of scale, the Trustees concluded that each Fund’s breakpoint arrangements were acceptable. The Trustees also recognized that the Funds may benefit from certain economies of scale over time from becoming a part of the larger RiverSource fund complex, based on potential future synergies of operations, potential fee harmonization/rationalization initiatives and potential future Fund mergers. The Trustees noted, in particular, RiverSource’s acknowledgement of the principle that the Funds should share in certain economies of scale if realized by RiverSource. In addition, the Trustees evaluated the likelihood that there would be potential Fund mergers after the Closing. The Trustees noted that any such potential Fund mergers, if approved, could result in the achievement of additional breakpoints for Funds that have implemented breakpoint fee schedules. The Trustees also noted that they expect to consider economies of scale from time to time following the Closing and thus be in a position to evaluate any additional economies of scale.

The Trustees acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Trustees’ understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Investment Management Services to Non-Mutual Fund Clients

The Trustees also received and reviewed information about the nature and extent of services and fee rates offered by Riversource and the Subadvisers to the Funds compared with other clients with similar accounts, including separate accounts and institutional investments. The Trustees noted that the Funds may receive services different from those offered to other clients of RiverSource and the Subadvisers and concluded that the advisory fee rates under the Proposed Advisory Agreements and the subadvisory fee rates under the Proposed Subadvisory Agreements were not excessive, given the nature and extent of services expected to be offered and other factors, including the Trustees’ review of Lipper data.

Other Benefits to RiverSource and the Subadvisers

The Trustees received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by RiverSource and its affiliates and by the Subadvisers as a result of their relationships with the Funds.

Among other things, the Trustees noted that RiverSource would benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Trustees also noted that the Subadvisers also had benefited from, and expected to continue to benefit from, soft dollar arrangements using portfolio brokerage of the Subadvised Funds. The Trustees acknowledged RiverSource’s representation that none of its affiliated broker dealers was expected to provide brokerage services to any Fund, but noted that broker-dealer affiliates of RiverSource will receive distribution related fees from the Funds in respect of shares held in certain accounts, and that such Funds’ distributor (which will also become a subsidiary of RiverSource following the closing of the Transaction) retains a portion of the distribution related fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Funds. The Trustees recognized that RiverSource’s and the Subadvisers’ profitability would be somewhat lower without these benefits. The Trustees concluded that RiverSource and the Subadvisers may derive reputational benefits from their association with the Funds. The Trustees also noted, however, that such benefits were difficult to quantify with certainty.

Fund-Specific Considerations for Certain “Review” Funds

During the Current Agreement Re-Approval Process, a limited number of Funds were highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund’s Peer Group and/or Universe. For such “review” Funds, the Trustees engaged in further analysis with regard to the approval of the Funds’ Current Advisory Agreements. For each such Fund, the Trustees subsequently considered the impact of transitioning investment management responsibilities to RiverSource.

None of the Columbia Retirement Portfolios were highlighted as review funds.

Conclusion

After an evaluation of the above-described factors and based on its deliberations and analysis of the information provided and alternatives considered, each Board, including all of the Independent Trustees, concluded that approval of the Proposed Advisory and Subadvisory Agreements was in the best interests of each of the Funds and its shareholders. Accordingly, the Boards unanimously approved the Proposed Advisory and Subadvisory Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant (Columbia Management Advisors, LLC)

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. (“Ameriprise”) announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.	The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.	Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.	The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.	The equity Funds’ overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.	The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a “filtered universe”) lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.

A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.	The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.	The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the “Atlantic Funds”). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.	The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees’ Advisory Contract Review Process

15.	The Trustees’ evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.	CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG’s analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.

An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds’ management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

19.	The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.	CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.	In 2008, CMG’s pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG’s money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.	CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)	Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a “Review Fund”) to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG’s own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)	Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)	Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG’s management of these Funds.

4)	Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)	Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

d.	Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)	Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion – that Fund management fee breakpoints compared favorably with competitive fee rates – was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund’s contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)	Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year’s profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year’s practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)	Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called “legacy” accounts) from the fees of accounts launched after that time.

9)	Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)	Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)	Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,

Steven E. Asher

Summary of Management Fee Evaluation by Independent Fee Consultant (RiverSource Investments, LLC)

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005

Assurance of Discontinuance among the

Office of Attorney General of New York State,

Columbia Management Advisors, LLC, and

Columbia Management Distributors, Inc.

December 22, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As was the case with the last three annual reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the long-term Nations Funds (the “Transaction”).3 The Transaction if completed would result in the termination of the existing Investment Management Agreements with CMA with respect to those Funds. Therefore, the Trustees have been requested to approve and recommend to the shareholders of each long-term Nations Fund new Investment Management and Sub-Advisory Agreements (together, the “Management Agreements”) with RiverSource Investments, LLC (“RI”),4 investment manager of the RiverSource Funds and a subsidiary of Ameriprise. This report is intended to fulfill the requirements of the AOD with respect to the Trustees’ consideration of the new Management Agreements.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA (or RI), nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds. Further, as the management of the Nations money market Funds was not included in the Transaction and no new Management Agreements were proposed for those Funds, this report does not cover those Funds unless otherwise stated.

[3]	Preliminary Response of Ameriprise to Information Request of Columbia Nations Board dated October 28, 2009 (hereafter, the “Preliminary Response”), p. 1.

[4]

Ameriprise intends to re-brand RI with the “Columbia” name (which is one of the assets being sold in the Transaction). Preliminary Response, pp. 4-5. In the case of new Sub-Advisory Agreements, the relevant current sub-adviser would also be a party.

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

C. Data Presented to the Trustees

In considering the proposed new Management Agreements with RI, the Trustees relied in part on the data that had been prepared as part of their annual contract review process, which concluded in early November. This data remained relevant because the fees in the proposed Management Agreements were identical to the fees approved at that time. The annual review materials included a Lipper report on the performance of each Nations Fund compared to its peers and its benchmark, comparisons of the fees and expenses of each Nations Fund to similar CMG-sponsored Funds, comparable competitive funds chosen by Lipper (in the case of long-term Funds), and institutional accounts advised by CMA, revenues, expenses, and profits of CMG from managing the Nations Funds, calculated both by Fund and collectively, and CMG’s views on the existence and sharing of economies of scale.

In addition, the Trustees reviewed materials specific to the proposed new Management Agreements with RI in response to requests for information made on behalf of the Trustees, including the following:

■

Performance data for the RiverSource Funds showing percentile and quartile rankings of each fund within its Lipper performance universe for periods up to five years and net returns of each fund relative to its benchmark returns. This data was arguably relevant due to the possibility that some RiverSource investment teams would be providing investment management services to certain Columbia Funds. [5]

■	tables comparing the fee schedules and effective fee rates of funds managed by CMA and RI and institutional accounts advised by the two firms.

■

extensive discussion of the process by which the components of the two asset management businesses would be integrated, including investment management, compliance, transfer agency, custody, fund accounting, and distribution.

■

information about the financial condition of Ameriprise, including its most recent annual report on Form 10-K, RI’s profit margins from managing the RiverSource Funds in 2007 and 2008, and pro forma income statements for the combined Columbia and RiverSource fund complex.

■

disclosure that certain senior CMG executives, including President Michael Jones, Chief Investment Officer Colin Moore, Head of Mutual Funds J. Kevin Connaughton, and Chief Compliance Officer Linda Wondrack would continue in analogous capacities following the consummation of the Transaction, and

■

a breakdown of the synergies RI expects to realize in the two years following the Transaction and the extent to which those potential synergies are expected to be shared with shareholders of funds advised by RI.

II. Findings

1.	Based upon my examination of the information supplied by CMG and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund for which a new Management Agreement was proposed (each, a “Long-Term Nations Fund”).

2.	In my view, the process by which the proposed management fees of each Long-Term Nations Fund have been negotiated with RI thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

Respectfully submitted,

Steven E. Asher

[5]

On page 22 of its Supplemental Response to the Nations Trustees (undated but delivered November 25, 2009), Ameriprise said that “most personnel decisions, including with respect to the portfolio management teams for the Nations Funds . . . will be made primarily by [current CMA CIO] Colin Moore using the Columbia 5P process.”

Shareholder Meeting Results

On March 3, 2010, a special meeting of shareholders of Columbia Funds Series Trust was held to consider the approval of several proposals listed in the proxy statement for the meeting. Proposal 1 and Proposal 2 were voted on by shareholders of Columbia Retirement 2005 Portfolio, Columbia Retirement 2010 Portfolio, Columbia Retirement 2015 Portfolio, Columbia Retirement 2020 Portfolio, and Columbia Retirement 2025 Portfolio at the March 3, 2010 meeting of shareholders, by shareholder of Columbia Retirement 2030 Portfolio and Columbia Retirement 2035 Portfolio at an adjourned meeting of shareholders held on March 31, 2010 and by shareholders of Columbia Retirement 2040 Portfolio at an adjourned meeting of shareholders held on April 26, 2010. Proposal 3 was voted on at an adjourned meeting of shareholders held on April 26, 2010. The shareholder meeting results are as follows:

Proposal 1: A proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (CMIA) was approved for each Fund as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
Columbia Retirement 2005 Portfolio	102,909	0	0	5,132
Columbia Retirement 2010 Portfolio	99,968	70	0	19,186
Columbia Retirement 2015 Portfolio	113,858	446	5,625	43,969
Columbia Retirement 2020 Portfolio	157,826	914	1,167	64,303
Columbia Retirement 2025 Portfolio	167,257	0	481	127,859
Columbia Retirement 2030 Portfolio	180,155	3,111	2,997	76,310
Columbia Retirement 2035 Portfolio	206,281	156	0	166,463
Columbia Retirement 2040 Portfolio	333,527	6,355	12,543	209,594

Proposal 2: A proposal authorizing CMIA to enter into and materially amend subadvisory agreements for the Fund in the future, with the approval of the Trust’s Board of Trustees, but without obtaining additional shareholder approval, was approved for each Fund as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
Columbia Retirement 2005 Portfolio	102,909	0	0	5,132
Columbia Retirement 2010 Portfolio	98,849	1,189	0	19,186
Columbia Retirement 2015 Portfolio	113,858	446	5,625	43,969
Columbia Retirement 2020 Portfolio	156,434	2,306	1,167	64,303
Columbia Retirement 2025 Portfolio	167,257	0	481	127,859
Columbia Retirement 2030 Portfolio	177,621	6,025	2,617	76,310
Columbia Retirement 2035 Portfolio	199,967	742	5,728	166,463
Columbia Retirement 2040 Portfolio	331,192	10,696	10,537	209,594

Proposal 3: Each of the nominees for trustees was elected to the Trust’s Board of Trustees, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
Edward J. Boudreau, Jr.	2,680,026,424	72,649,450	0
William P. Carmichael	2,679,841,716	72,834,157	0
William A. Hawkins	2,679,847,210	72,828,663	0
R. Glenn Hilliard	2,679,699,063	72,976,810	0
John J. Nagorniak	2,680,054,075	72,621,799	0
Minor M. Shaw	2,680,402,097	72,273,776	0
Anthony M. Santomero	2,679,633,235	73,042,638	0

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Important Information About This Report

Transfer Agent*

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor*

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor*

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

* As of May 1, 2010.

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia Retirement Portfolios listed on the front cover.

A description of the policies and procedures that the portfolios use to determine how to vote proxies and a copy of each portfolio’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolios voted proxies relating to portfolio securities is also available from the portfolios’ website, www.columbiamanagement.com.

The portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the portfolios, visit columbiamanagement.com. Read the prospectus carefully before investing.

Columbia Management Investment Advisers, LLC (CMIA) or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMIA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds — The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates by certain Underlying Funds may be higher than the fees paid to other Underlying Funds.

On April 30, 2010, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, acquired the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates, which were, prior to this acquisition, part of Bank of America, N.A. In connection with the acquisition of the long-term assets, the Columbia Funds have a new investment adviser, RiverSource Investments, LLC, which is now known as Columbia Management Investment Advisers, LLC. For those clients that use the services of a subadviser, those arrangements are continuing unless notified otherwise. RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., member FINRA, will act as the principal distributor of the Columbia Funds.

Columbia Retirement Portfolios

One Financial Center

Boston, MA 02111-2621

columbiafunds.com

This report must be accompanied or preceeded by the Fund’s current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1035 A (6/10)

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	June 21, 2010